[graphic of compass on world map omitted]

                                  BISHOP STREET
                                      FUNDS

SEMI-ANNUAL REPORT
JUNE 30, 1999


EQUITY FUND
HIGH GRADE INCOME FUND
HAWAII MUNICIPAL BOND FUND
MONEY MARKET FUND
TREASURY MONEY MARKET FUND


INVESTMENT ADVISER
FIRST HAWAIIAN BANK
A SUBSIDIARY OF
BANCWEST CORPORATION


     [BISHOP STREET LOGO OMITTED]

                    [graphic of compass on world map omitted]

[BOUNDING BOX]
   THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
   SUBMITTED FOR THE GENERAL INFORMATION OF BISHOP STREET FUNDS' SHAREHOLDERS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

   SHARES OF BISHOP STREET FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY FIRST HAWAIIAN BANK OR ANY OF ITS SUBSIDIARIES. SUCH SHARES ARE ALSO NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENT IN SHARES OF MUTUAL FUNDS INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SEI INVESTMENTS DISTRIBUTION CO. SERVES AS DISTRIBUTOR FOR BISHOP STREET FUNDS AND IS NOT AFFILIATED WITH FIRST HAWAIIAN BANK.

[END BOUNDING BOX]

                                  BISHOP STREET
                                TABLE OF CONTENTS
                                      FUNDS

      Letter to Shareholders ...............................................  2

      Equity Fund
            Investment Adviser's Report & Management Discussion ............  4
            Statement of Net Assets ........................................  7

      High Grade Income Fund
            Investment Adviser's Report & Management Discussion ............ 12
            Schedule of Investments ........................................ 15

      Hawaii Municipal Bond Fund
            Investment Adviser's Report & Management Discussion ............ 18
            Statement of Net Assets ........................................ 21

      Money Market & Treasury Money Market Funds
            Investment Adviser's Report & Management Discussion ............ 26
            Statements of Net Assets ....................................... 28
      Statement of Assets and Liabilities .................................. 33
      Statements of Operations ............................................. 34
      Statements of Changes in Net Assets .................................. 35
      Financial Highlights ................................................. 38
      Notes to Financial Statements ........................................ 40

                                  BISHOP STREET
                              LETTER TO SHAREHOLDERS
                                      FUNDS


[photo of Robert A. Alm omitted]

DEAR FELLOW SHAREHOLDER:

We're pleased to present Bishop Street Funds' Semi-Annual Report for the first half of 1999.

The stock market continued to post remarkable gains during the first half of the year, as investors were pleasantly surprised by the strong U.S. economy and better-than-expected corporate earnings. While large cap growth companies continued to dominate investor preferences during the first quarter, the market broadened out to include small and mid-size companies in economically cyclical industries that had not participated in recent years. Although inflation remained under control, interest rates rose steadily during the period, which made the environment difficult for bonds.

The Bishop Street Funds performed in line with their benchmarks during the period. The Bishop Street Equity Fund, with its focus on large growth stocks, produced a total return of 11.24%.* Strong performers within the portfolio included energy and telecommunications stocks. Rising interest rates produced slightly negative total returns for the bond funds, but we believe that the more appropriate focus for fixed income investments is on yield. The Bishop Street High Grade Income Fund's total return was -3.89%*, but its June 30, 1999 yield was 5.46%*. Similarly, the Bishop Street Hawaii Municipal Bond Fund's total return was -1.34%*, but its yield was 4.86%*, which is equivalent to a taxable yield of 8.77%** for an individual in the highest combined federal and state income tax bracket. If interest rates should fall during the next six months, then bond prices-and total returns-should rise.

Bishop Street Funds

Please take some time to read the following pages. They include a summary of the economic environment affecting each fund, a discussion of performance, statements of net assets and other financial information. If you have any questions about this report or the Bishop Street Funds, please call your investment professional or Bishop Street Funds Investor Services at 1-800-262-9565.

Thank you for choosing the Bishop Street Funds.



Sincerely,

/s/signature omitted

Robert A. Alm
Executive Vice President and Manager
Financial Management Group
First Hawaiian Bank, Investment Adviser


 * The performance data quoted represents past performance for the Institutional Shares and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
** This information is based on a hypothetical illustration and is not representative of any investment securities.

                                             Semi-Annual Report -- June 30, 1999

                                  BISHOP STREET
               INVESTMENT ADVISER'S REPORT & MANAGEMENT DISCUSSION
                                      FUNDS

Equity Fund
--------------------------------------------------------------------------------

INVESTMENT ADVISER'S REPORT:

Despite steadily rising interest rates, the U.S. stock market produced another strong performance during the first half of 1999, as the U.S. economy entered its ninth consecutive year of expansion.

Although the first quarter continued to favor large capitalization growth stocks, the second quarter saw the market broaden to include economically sensitive basic industries as well as small and mid-cap companies. This is primarily because the Asian economic crisis appeared to be over and the global economy appeared to be re-accelerating. That gave investors confidence to shift into stocks that had been out of favor and selling at low valuations.

As a result, the Dow Jones Industrial Average, which includes a heavy weighting in traditional manufacturers, rose 20.45%. The Russell 2000 Index, which measures small companies, rose 9.29% during the period--still lagging, but ending a streak of significant underperformance over the past three years.

In Europe, a new currency, the euro, was launched with much fanfare. However, the euro's performance was disappointing, as it devalued from $1.18 to $1.02 during the six-month period. The reason had as much to do with Europe's sluggish economy as the booming U.S. business climate. The strong dollar also was partly due to rising U.S. interest rates, as the 30-year Treasury bond rose above 6%, drawing capital from around the world.

Although inflation remained low during the period, investors became concerned when the consumer price index was reported to have increased 0.7% in April, the highest monthly increase in nine years. However, much of the increase was pegged to rising oil prices, which rebounded from $11 to $18 a barrel during the six-month period. The Federal Reserve Board, ever vigilant to stamp out inflation, reacted prudently by raising short-term rates just 0.25% on June 30, 1999.

Bishop Street Funds

                          [Bishop Street Logo Omitted]


MANAGEMENT DISCUSSION & ANALYSIS OF FUND PERFORMANCE:

During the six-month period ending June 30, 1999, the Equity Fund Institutional Class produced a total return of 11.24%. In comparison, the Lipper Domestic Equity Funds Aggregate was up 11.25%, while the unmanaged S&P 500 Index rose 12.38%.

With an emphasis on large cap growth stocks, second quarter performance lagged the broader-market average as investor sentiment shifted from growth to value stocks. Investors, seeing signs of a global market recovery, invested in commodity-related goods such as energy, chemical, and paper stocks, forecasting an increase in demand for U.S. produced raw materials. The Bishop Street Equity Fund's under-weighted allocation in these industries caused the Fund to lag the market index in the second quarter.

The Fund's performance was also hurt by an over-weighted allocation in the pharmaceutical industry. In recent months, Congress has begun debating the merits of having Medicare cover prescription drugs. If such legislation were enacted, pharmaceutical companies would be negatively impacted due to restrictive pricing flexibility. However, we feel that the aging baby boomer generation, which comprise 1/3 of the U.S. population, will continue to drive the pharmaceutical industry's earnings growth by 15-20% per year.

Even though investor preference may have rotated from growth to value-oriented stocks in the second quarter, we will not deviate from our strategy of investing in large cap growth stocks. With consumer confidence near all-time highs, interest rates at historical lows and inflation benign, we feel that growth stocks will continue to drive the market's overall performance well into the next millennium.
                                             Semi-Annual Report -- June 30, 1999

Equity Fund
--------------------------------------------------------------------------------

                             Performance Comparison

            COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT
        IN THE BISHOP STREET EQUITY FUND, INSTITUTIONAL CLASS OR CLASS A,
             VERSUS THE S&P 500 COMPOSITE INDEX, THE CONSUMER PRICE
              INDEX, AND THE LIPPER DOMESTIC EQUITY FUNDS AGGREGATE

[LINE GRAPH OMITTED PLOT POINTS AS FOLLOWS:]


                         BISHOP STREET       BISHOP STREET ,     S&P 500                 LIPPER              CONSUMER
                         EQUITY FUND,        EQUITY FUND         COMPOSITE               DOMESTIC            PRICE
                         INSTITUTIONAL       SYNTHETIC           INDEX                   EQUITY FUNDS        INDEX
                         CLASS++             CLASS A++                                   AGGREGATE

JAN 97                   10,000               9,425              10,000                  10,000              10,000
MAR 97                    9,593               9,042               9,665                   9,427              10,040
JUN 97                   11,104              10,466              11,351                  10,832              10,070
SEP 97                   11,844              11,163              12,202                  12,112              10,131
DEC 97                   12,031              11,339              12,552                  11,937              10,171
MAR 98                   13,699              12,912              14,301                  13,324              10,181
JUNE 98                  14,164              13,349              14,773                  13,252              10,242
SEP 98                   12,873              12,133              13,306                  11,339              10,283
DEC 98                   16,007              15,086              16,141                  13,544              10,335
MAR 99                   17,052              16,072              16,944                  13,716              10,376
JUN 99                   17,808              16,784              18,139                  15,105              10,449

++ Account value if you reinvested income and capital gains.

                          Average Annual Total Returns


    SIX           ONE       ANNUALIZED
   MONTH         YEAR        INCEPTION
  RETURN        RETURN        TO DATE
-------------------------------------------
  11.24%        25.72%         27.53%         Institutional Class*
-------------------------------------------
  11.24%+       25.72%+        27.53%+        Class A**
-------------------------------------------
   4.86%+       18.52%+        24.44%+        Class A, with load

 *Commenced operations on 01/31/97.
**Commenced operations on 06/14/99.
 +Synthetic, not actual.

Bishop Street Funds

Equity Fund                                                          (UNAUDITED)
--------------------------------------------------------------------------------

                             Top Ten Equity Holdings

                                  Percentage of
                                   Investments
--------------------------------------------------------------------------------
   1. Microsoft Corp.                                          4.6%
--------------------------------------------------------------------------------
   2. Cisco Systems Inc.                                       4.5%
--------------------------------------------------------------------------------
   3. Lucent Technologies Inc.                                 3.5%
--------------------------------------------------------------------------------
   4. General Electric Co.                                     3.4%
--------------------------------------------------------------------------------
   5. Schering Plough Corp.                                    2.9%
--------------------------------------------------------------------------------
   6. Eli Lilly &Co.                                           2.7%
--------------------------------------------------------------------------------
   7. AT&T Corp.                                               2.6%
--------------------------------------------------------------------------------
   8. MCI WorldCom Inc.                                        2.6%
--------------------------------------------------------------------------------
   9. MediaOne Group Inc.                                      2.4%
--------------------------------------------------------------------------------
  10. American Express Co.                                     1.8%
--------------------------------------------------------------------------------

                             Statement of Net Assets
                                                                          Market
                                                                           Value
      Shares                                                               (000)
      -------                                                             ------


                              COMMON STOCK -- 98.0%
AEROSPACE / DEFENSE -- 1.7%
     26,200    Lockheed Martin Corp.                                      $  976
     14,800    United Technologies Corp.                                   1,061
                                                                          ------
                                                                           2,037
                                                                          ------
AUTOMOTIVE -- 0.9%
     18,550    General Motors, Cl H                                        1,043
                                                                          ------
BANKS -- 5.1%
     43,600    Bank of New York                                            1,600
     19,750    Chase Manhattan                                             1,711
     30,000    Fleet Financial Group                                       1,331
     44,300    U.S. Bancorp                                                1,506
                                                                          ------
                                                                           6,148
                                                                          ------
BEAUTY PRODUCTS -- 2.1%
     10,700    Colgate-Palmolive                                           1,057
     16,850    Procter & Gamble                                            1,504
                                                                          ------
                                                                           2,561
                                                                          ------

                                             Semi-Annual Report -- June 30, 1999

Equity Fund                                                          (UNAUDITED)
--------------------------------------------------------------------------------




                                                  Statement of Net Assets
                                                        (CONTINUED)
                                                                          Market
                                                                          Value
     Shares                                                               (000)
     -------                                                             -------

                            COMMON STOCK -- CONTINUED
BROADCASTING, NEWSPAPERS & ADVERTISING -- 4.3%
     32,600    Comcast Cl A                                              $ 1,167
     38,150    Mediaone Group Inc.*                                        2,837
     17,750    Univision Communications*                                   1,171
                                                                         -------
                                                                           5,175
                                                                         -------
CHEMICALS -- 1.8%
     18,950    E.I. DuPont de Nemours                                      1,295
     22,700    Monsanto Co.                                                  895
                                                                         -------
                                                                           2,190
                                                                         -------
COMMUNICATIONS EQUIPMENT -- 3.5%
     62,700    Lucent Technologies Inc.                                    4,228
                                                                         -------
COMPUTERS & SERVICES -- 15.2%
     14,600    America Online*                                             1,613
     83,800    Cisco Systems, Inc.*                                        5,400
     30,650    Dell Computer*                                              1,134
     14,200    EMC*                                                          781
     15,100    International Business Machine Corp.                        1,952
     61,600    Microsoft Corp.*                                            5,556
     26,700    Sun Microsystems Inc.*                                      1,839
                                                                         -------
                                                                          18,275
                                                                         -------
DRUGS -- 12.6%
     17,650    Bristol-Myers Squibb Co.                                    1,243
     60,000    Elan, ADR*                                                  1,665
     44,900    Eli Lilly & Co.                                             3,216
     15,100    Johnson & Johnson                                           1,480
     14,200    Merck & Co. Inc.                                            1,051
     14,900    Pfizer Inc.                                                 1,635
     65,500    Schering Plough Corp.                                       3,471
     19,900    Warner Lambert Co.                                          1,381
                                                                         -------
                                                                          15,142
                                                                         -------
ELECTRICAL UTILITIES -- 1.7%
     34,200    AES Corp.*                                                  1,988
                                                                         -------
ENTERTAINMENT -- 0.8%
     53,700    Mirage Resorts*                                               899
                                                                         -------

Bishop Street Funds

Equity Fund                                                          (UNAUDITED)
--------------------------------------------------------------------------------

                             Statement of Net Assets
                                   (CONTINUED)

                                                                          Market
                                                                          Value
     Shares                                                               (000)
     -------                                                             -------


                            COMMON STOCK -- CONTINUED
FINANCIAL SERVICES -- 5.7%
     16,850    American Express Co.                                      $ 2,193
     16,100    Charles Schwab                                              1,769
     37,325    Citigroup                                                   1,773
     15,750    Fannie Mae                                                  1,077
                                                                         -------
                                                                           6,812
                                                                         -------
FOOD, BEVERAGE & TOBACCO -- 2.7%
     22,100    Coca-Cola Co.                                               1,381
     19,350    H.J. Heinz                                                    970
     12,232    Unilever Nv*                                                  853
                                                                         -------
                                                                           3,204
                                                                         -------
GAS/NATURAL GAS -- 0.8%
     21,800    Williams Companies Inc.                                       928
                                                                         -------
HOUSEHOLD PRODUCTS -- 0.8%
      9,250    Clorox                                                        988
                                                                         -------
INSURANCE -- 3.0%
     21,250    American General                                            1,602
     17,325    American International Group Inc.                           2,028
                                                                         -------
                                                                           3,630
                                                                         -------
MACHINERY -- 4.0%
     10,400    Applied Materials*                                            768
     35,800    General Electric Co.                                        4,045
                                                                         -------
                                                                           4,813
                                                                         -------
MARINE TRANSPORTATION -- 1.5%
     36,000    Carnival, Cl A                                              1,746
                                                                         -------
MEDICAL PRODUCTS & SERVICES -- 0.3%
      8,000    Biomet*                                                       318
                                                                         -------
MISCELLANEOUS BUSINESS SERVICES -- 1.0%
     28,700    Automatic Data Processing                                   1,263
                                                                         -------
MISCELLANEOUS MANUFACTURING -- 1.8%
     22,300    Tyco International                                          2,113
                                                                         -------
PAPER & PAPER PRODUCTS -- 0.8%
     17,750    Kimberly-Clark Corp.                                        1,012
                                                                         -------

                                             Semi-Annual Report -- June 30, 1999

Equity Fund                                                          (UNAUDITED)
--------------------------------------------------------------------------------




                             Statement of Net Assets
                                   (CONTINUED)

                                                                          Market
                                                                          Value
      Shares                                                              (000)
      -------                                                            -------


                            COMMON STOCK -- CONTINUED
PETROLEUM & FUEL PRODUCTS -- 4.5%
     16,200    Enron                                                    $  1,324
     37,200    Halliburton                                                 1,683
     29,000    Schlumberger Ltd.                                           1,847
     15,900    Weatherford International*                                    582
                                                                        --------
                                                                           5,436
                                                                        --------
PETROLEUM REFINING -- 2.5%
     17,400    Royal Dutch Petroleum Co., ADR, New York Registry           1,048
      6,000    Tosco                                                         156
     28,800    Total Fina SA, ADR                                          1,856
                                                                        --------
                                                                           3,060
                                                                        --------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.6%
     12,050    Xerox                                                         712
                                                                        --------
PRINTING & PUBLISHING -- 1.5%
     24,100    Time Warner                                                 1,771
                                                                        --------
RETAIL -- 8.2%
      8,700    Albertson's Inc.                                              449
     18,100    Costco Companies Inc.*                                      1,449
     25,150    CVS Corp.                                                   1,276
     22,300    Dayton-Hudson Corp.                                         1,450
     27,000    Home Depot Inc.                                             1,740
     48,000    Kroger*                                                     1,341
     18,400    McDonald's Corp.                                              760
     29,400    Wal-Mart Stores, Inc.                                       1,419
                                                                        --------
                                                                           9,884
                                                                        --------
SEMI-CONDUCTORS/INSTRUMENTS -- 1.3%
     25,800    Intel Corp.                                                 1,535
                                                                        --------
TELEPHONES & TELECOMMUNICATION -- 7.3%
     55,375    AT&T Corp.                                                  3,091
     27,600    BellSouth Corp.                                             1,294
     35,600    MCI WorldCom Inc.*                                          3,064
     40,800    Qwest Communications International*                         1,349
                                                                        --------
                                                                           8,798
                                                                        --------
               TOTAL COMMON STOCK (Cost $83,660)                         117,709
                                                                        --------

Bishop Street Funds

Equity Fund                                                          (UNAUDITED)
--------------------------------------------------------------------------------

                             Statement of Net Assets
                                   (CONCLUDED)

                                                                         Market
      Shares                                                             Value
       (000)                                                             (000)
      -------                                                           -------


                            CASH EQUIVALENTS -- 2.6%
      2,679    SEI Daily Income Trust Money Market Fund                $  2,679
        491    SEI Daily Income Trust Prime Obligation Fund                 491
                                                                       --------
               TOTAL CASH EQUIVALENTS (Cost $3,170)                       3,170
                                                                       --------
TOTAL INVESTMENTS (Cost $86,830) -- 100.6%                              120,879
                                                                       --------
OTHER ASSETS AND LIABILITIES, NET -- (0.6%)                                (754)
                                                                       --------

                                   NET ASSETS:

Fund shares of Institutional Class (unlimited authorization --
    no par value) based on 7,072,758 outstanding shares of
    beneficial interest                                                  77,475
Fund shares of Class A (unlimited authorization -- no par value)
    based on 360 outstanding shares of beneficial interest                    6
Accumulated net realized gain on investments                              8,595
Net unrealized appreciation on investments                               34,049
                                                                       --------
TOTAL NET ASSETS -- 100.0%                                             $120,125
                                                                       ========
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE -- INSTITUTIONAL CLASS                               $16.98
                                                                       --------
NET ASSET VALUE AND REDEMPTION PRICE PER
    SHARE -- CLASS A                                                     $16.99
                                                                       --------
MAXIMUM OFFERING PRICE PER SHARE -- CLASS A ($16.99 / 94.25%)            $18.03
                                                                       --------



*NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



                                             Semi-Annual Report -- June 30, 1999

                                  BISHOP STREET
               INVESTMENT ADVISER'S REPORT & MANAGEMENT DISCUSSION
                                      FUNDS

High Grade Income Fund
--------------------------------------------------------------------------------
INVESTMENT ADVISER'S REPORT:

The U.S. economy was far stronger than expected during the first half of 1999. Early in the period, a report that fourth quarter 1998 growth was more than 6% sent bond yields soaring. Investors, who had anticipated a possible recession due to the Asian economic crisis, suddenly began to fear a return of inflation.

The Federal Reserve Board, which had cut short-term interest rates three times in the fall to stimulate the economy, quickly shifted away from an easing bias. The expectation that the Fed would raise interest rates solidified when the first quarter GDP growth was reported at more than 4% (annualized). In early May, the government reported that the April Consumer Price Index (CPI) had risen 0.7%, the highest monthly rate increase in nine years.

By June 30, 1999, the 30-year U.S. Treasury bond yield had risen by 87 basis points (a basis point equals 0.01%) from the start of the year. The intermediate part of the yield curve was even more volatile, with the ten-year Treasury rising 1.14%.

Despite rising interest rates, corporate bond issuance was particularly strong as issuers sought to take care of their financing needs early in 1999 in case the markets are disrupted due to potential computer problems when the calendar flips from 1999 to 2000.

However, as the first half of 1999 came to a close, there were indications that the economy was moderating. The May CPI was flat as higher interest rates had taken a toll on the housing industry, as new construction slowed. Although investors eagerly awaited the Fed's action on June 30, it turned out to be a modest 25 basis point (0.25%) increase and marked a shift in bias from tightening to neutral.

Bishop Street Funds

                          [bishop Street Logo Omitted}


MANAGEMENT DISCUSSION & ANALYSIS OF FUND PERFORMANCE:

Because of very low inflation and the weak global economy coming into 1999, the portfolio was positioned for a continuation of declining interest rates by having a longer-than-average duration. A portfolio's duration is a measure of its sensitivity to changes in interest rates. Since bond prices move inversely to the direction of interest rates, a longer-than-average duration would be advantageous in a period of declining interest rates.

However, the recovery in Asia and the stronger than expected U.S. economy caused interest rates to rise sharply, particularly in the month of February 1999, the worst month for bonds in nearly 20 years. Although the rest of the period was not as adverse, the direction was essentially the same. As a result, for the six-months ended June 30, 1999, the Institutional Class of the Fund produced a total return of -3.89% while the unmanaged Lehman Government/ Corporate Bond Index returned -2.27%.

As of June 30, 1999, the High Grade Income Fund's effective yield was 5.46%. It should be emphasized that a bond fund's total return is not the same as its effective yield. Total return is the sum of the income a fund generates plus or minus changes in its net asset value (NAV). Like the price of an individual bond, a fund's NAV falls when interest rates rise and vice versa.

Our decision to have a light position in corporate bonds was a positive for the Fund during the period. Corporate bond issuance was very heavy in the second quarter, depressing prices, particularly in the lower-quality sectors where we have very little exposure.

Our outlook for the rest of 1999 is positive for bonds. Inflation is still very low and the higher level of interest rates is likely to slow the economy. We will continue to manage the High Grade Income Fund with a longer-than-average duration, focusing on high quality securities and an eye towards income for our shareholders.

                                             Semi-Annual Report -- June 30, 1999

High Grade Income Fund
--------------------------------------------------------------------------------
                             Performance Comparison

     COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE BISHOP STREET HIGH GRADE INCOME FUND, INSTITUTIONAL CLASS OR CLASS A, VERSUS THE
 LEHMAN GOVERNMENT/CORPORATE INDEX, THE CONSUMER INDEX, AND THE LIPPER DOMESTIC
                          FIXED INCOME FUNDS AGGREGATE

[LINE GRAPH OMITTED] PLOT POINTS AS FOLLOWS:


                         BISHOP STREET       BISHOP STREET       LEHMAN                  LIPPER              CONSUMER
                         HIGH GRADE          HIGH GRADE          GOVERNMENT              DOMESTIC            PRICE
                         INCOME FUND,        INCOME FUND         CORPORATE               TAXABLE FIXED       INDEX
                         INSTITUTIONAL       SYNTHETIC           INDEX                   INCOME FUNDS
                         CLASS++             CLASS A++                                   AGGREGATE
JAN 97                   10,000                9,525              10,000                  10,000              10,000
MAR 97                    9,902                9,431               9,902                   9,937              10,040
JUN 97                   10,216                9,730              10,261                  10,279              10,070
SEP 97                   10,514               10,015              10,621                  10,611              10,131
DEC 97                   10,793               10,280              10,962                  10,828              10,171
MAR 98                   10,937               10,418              11,129                  11,031              10,181
JUN 98                   11,191               10,659              11,419                  11,203              10,242
SEP 98                   11,798               11,237              11,985                  11,359              10,283
DEC 98                   11,774               11,215              12,000                  11,441              10,335
MAR 99                   11,495               10,949              11,856                  11,506              10,376
JUN 99                   11,316               10,755              11,727                  11,474              10,499

++ Account value if you reinvested income and capital gains.

                          Average Annual Total Returns



    SIX           ONE        ANNUALIZED
   MONTH         YEAR        INCEPTION
  RETURN        RETURN        TO DATE
---------------------------------------
  -3.89%         1.11%         5.26%    Institutional Class*
---------------------------------------
  -4.10%+        0.89%+        5.16%+   Class A**
---------------------------------------
  -8.66%+       -3.95%+        3.06%+   Class A, with load
---------------------------------------
 *Commenced operations on 01/31/97.
**Commenced operations on 06/14/99.
 +Synthetic, not actual.

Bishop Street Funds

High Grade Income Fund                                               (UNAUDITED)
--------------------------------------------------------------------------------


                                Top Ten Holdings

--------------------------------------------------------------------------------
                                                                     Percentage
                                             Coupon      Maturity        of
                                              Rate         Date      Investments
--------------------------------------------------------------------------------
  1. United States Treasury Bond              7.13%    Feb. 15, 2023     9.5%
--------------------------------------------------------------------------------
  2. United States Treasury Bond              7.50%    Nov. 15, 2016     7.1%
--------------------------------------------------------------------------------
  3. United States Treasury Bond              6.75%    Aug. 15, 2026     4.6%
--------------------------------------------------------------------------------
  4. Federal National Mortgage Association    6.61%    May 08, 2002      4.3%
--------------------------------------------------------------------------------
  5. United States Treasury Note              7.75%    Feb. 15, 2001     4.1%
--------------------------------------------------------------------------------
  6. United States Treasury Bond              7.25%    Aug. 15, 2022     3.2%
--------------------------------------------------------------------------------
  7. United States Treasury Bond              6.25%    Aug. 15, 2023     3.2%
--------------------------------------------------------------------------------
  8. Federal Home Loan Bank                   7.57%    Aug. 19, 2004     3.1%
--------------------------------------------------------------------------------
  9. Federal Home Loan Bank                   7.31%    Jul. 06, 2001     3.0%
--------------------------------------------------------------------------------
 10. United States Treasury Note              6.38%    Aug. 15, 2002     3.0%
--------------------------------------------------------------------------------

                             Schedule of Investments

        Face                                                              Market
       Amount                                                             Value
        (000)                                                             (000)
       -------                                                           -------


                       U.S. TREASURY OBLIGATIONS -- 66.9%
               U.S. Treasury Bonds
     $  500    7.250%, 05/15/16                                          $   550
      1,500    7.500%, 11/15/16                                            1,689
        150    7.875%, 02/15/21                                              178
        675    7.250%, 08/15/22                                              756
      2,025    7.125%, 02/15/23                                            2,243
        750    6.250%, 08/15/23                                              753
        725    6.000%, 02/15/26                                              707
      1,025    6.750%, 08/15/26                                            1,096
        500    6.500%, 11/15/26                                              519
        600    6.125%, 11/15/27                                              595
               U.S. Treasury Notes
        500    6.125%, 09/30/00                                              504
        450    8.500%, 11/15/00                                              468
        950    7.750%, 02/15/01                                              983
        450    6.500%, 05/31/01                                              458
        500    6.625%, 06/30/01                                              510
        275    6.625%, 07/31/01                                              280
        300    6.250%, 02/28/02                                              304

                                             Semi-Annual Report -- June 30, 1999

High Grade Income Fund                                               (UNAUDITED)
--------------------------------------------------------------------------------



                             Schedule of Investments
                                   (CONTINUED)

        Face                                                              Market
       Amount                                                             Value
        (000)                                                             (000)
       -------                                                           -------

                     U.S. TREASURY OBLIGATIONS -- CONTINUED
               U.S. Treasury Notes -- CONTINUED
     $  525    7.500%, 05/15/02                                          $   550
        700    6.375%, 08/15/02                                              712
        500    5.750%, 08/15/03                                              499
        500    5.875%, 02/15/04                                              502
        250    7.250%, 05/15/04                                              265
        250    6.500%, 08/15/05                                              257
        250    6.500%, 10/15/06                                              258
        250    5.625%, 05/15/08                                              245
                                                                         -------
               TOTAL U.S. TREASURY OBLIGATIONS (Cost $16,734)             15,881
                                                                         -------



                         CORPORATE OBLIGATIONS -- 19.2%
BEAUTY PRODUCTS -- 2.0%
               Procter and Gamble
        500    5.250%, 09/15/03                                              480
                                                                         -------
COMMUNICATIONS EQUIPMENT -- 5.5%
               Motorola
        525    5.800%, 10/15/08                                              488
               Rockwell International Corp.
        300    6.625%, 06/01/05                                              300
               Sony
        525    6.125%, 03/04/03                                              519
                                                                         -------
                                                                           1,307
                                                                         -------
MACHINERY -- 1.9%
               Emerson Electric
        500    5.000%, 10/15/08                                              446
                                                                         -------
MEASURING DEVICES -- 2.1%
               Honeywell, Inc.
        500    7.000%, 03/15/07                                              504
                                                                         -------

Bishop Street Funds

High Grade Income Fund                                               (UNAUDITED)
--------------------------------------------------------------------------------

                             Schedule of Investments
                                   (CONTINUED)

        Face                                                             Market
   Amount/Shares                                                          Value
        (000)                                                             (000)
    -------------                                                        -------


                       CORPORATE OBLIGATIONS -- CONTINUED
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 2.1%
               Xerox
     $  525    5.250%, 12/15/03                                          $   502
                                                                         -------
RETAIL -- 3.5%
               Gap, Inc.
        525    6.900%, 09/15/07                                              532
               Lowes Companies Inc.
        300    6.375%, 12/15/05                                              294
                                                                         -------
                                                                             826
                                                                         -------
TOYS -- 2.1%
               Hasbro
        525    6.150%, 07/15/08                                              497
                                                                         -------
               TOTAL CORPORATE OBLIGATIONS (Cost $4,710)                   4,562
                                                                         -------

              U.S. GOVERNMENT AGENCY OBLIGATIONS -- 13.5%
               FHLB
        700    7.170%, 03/29/00                                              709
        700    7.310%, 07/06/01                                              719
        700    7.570%, 08/19/04                                              743
               FNMA
      1,000    6.610%, 05/08/02, MTN                                       1,017
                                                                         -------
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $3,151)      3,188
                                                                         -------

                            CASH EQUIVALENTS -- 0.4%
         93    SEI Daily Income Trust Money Market Fund                       93
          3    SEI Daily Income Trust Prime Obligation Fund                    3
                                                                         -------
               TOTAL CASH EQUIVALENTS (Cost $96)                              96
                                                                         -------
TOTAL INVESTMENTS (Cost $24,691) -- 100.0%                                23,727
                                                                         =======

FHLB -- FEDERAL HOME LOAN BANK
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                             Semi-Annual Report -- June 30, 1999

                                  BISHOP STREET
               INVESTMENT ADVISER'S REPORT & MANAGEMENT DISCUSSION
                                      FUNDS
Hawaii Municipal Bond Fund
--------------------------------------------------------------------------------
INVESTMENT ADVISER'S REPORT:

Because of the continued strength of the U.S. economy during the first half of 1999, and the resulting fear that the Federal Reserve Board would likely intervene to raise interest rates, the fixed-income markets came under sustained pressure throughout the period. By June 30, the 30-year U.S. Treasury bond yield had risen 87 basis points (a basis point equals 0.01%) from the start of the year. The Federal Reserve, after a number of hints that they might act pre-emptively to ward off inflation that had yet to materialize, did finally raise interest rates on June 30, raising the targeted Fed Funds rate to 5.00% from 4.75%.

During the first half of 1999, municipals dramatically outperformed Treasury securities. At the mid-year point, AAA munis as measured by the Bloomberg 20-Year Insured Index had risen only 47 basis points in yield, which means muni bond prices didn't fall nearly as far as Treasury bonds. This outperformance by municipals was attributable to two technical factors: 1) sharply reduced demand for Treasury bonds by foreign buyers, and 2) lower supply of municipals. The large international flow of funds seeking the safe haven of U.S. Treasury bonds slowed dramatically as there were good indications that the economies of Japan and the other Asian nations were starting to stabilize, thereby reducing the unusually strong demand which sent Treasury prices soaring during 1998. In addition, there was a 25% reduction in total municipal issuance for the first half of 1999 compared to the year-ago period, as bond issuers became discouraged by the rising interest rate environment.

Although the Federal Reserve Board has been unequivocal in stating their desire to pre-empt inflationary pressures before they become a threat, we don't anticipate further tightenings over the summer as we see U.S. GDP growth of 4%-4.5% tapering off in the second half. However, substantial recoveries in Asia and elsewhere could eventually offset any natural cooling off of our economy, which could force the Fed to consider further tightening.

Bishop Street Funds

                          [Bishop Street Logo Omitted]


MANAGEMENT DISCUSSION & ANALYSIS OF FUND PERFORMANCE:

The Fund's major objective continues to be to deliver a high level of current income exempt from both State of Hawaii and federal income taxes. We believe that we accomplished this objective during the first half of 1999, particularly when our yield is compared to comparable investments on a taxable equivalent basis. On June 30, 1999, the Institutional Class of the Fund was yielding 4.86%, which would equate to a yield of 8.77%* for an individual in the highest combined federal and state income tax brackets. At mid-year, over 88% of our holdings fell into the AA/AAA category.

There have been no significant changes to the structure of our portfolio during the first half of the year. The new issue calendar was negligible, and the secondary market offered few opportunities to enhance our return. Although our portfolio remains highly diversified in sectors such as transportation, utilities, general obligations, housing and healthcare, we expect to be able to participate in some new financings which should reach the market during the third and fourth quarters of 1999.

Our strategy will continue to stay short of the maximum maturity range as long as the yield curve does not provide sufficient opportunities to increase shareholder's income. In other words, bonds with longer maturities presently do not pay enough extra income to compensate us for the additional volatility they sustain from changes in interest rates. Because of this so-called "flatness of the yield curve," our average weighted maturity life was shortened slightly from to 11.5 years from 12 at the end of last year.

For the six months ending June 30, 1999, the Hawaii Municipal Bond Fund Institutional Class produced a total return of -1.34%. In comparison, the return of the Lipper Hawaii Municipal Debt Average was -1.57%. The
Lehman Municipal Bond Index, of broader, unmanaged national issues mostly non-exempt from Hawaii income taxes reflected a -0.90% return for the same period. A negative total return reflects the impact of rising interest rates on bond prices.

Hawaii's economy remains sluggish, and there are not yet concrete signs of a recovery. Tourism, the state's main economic engine, shows no increase from the end of 1998. We are hopeful that the improved economies in Japan and the rest of Asia will result in stronger tourist traffic as 1999 progresses.


* This information is based on a hypothetical illustration and is not representative of any investment securities.

                                             Semi-Annual Report -- June 30, 1999

Hawaii Municipal Bond Fund
--------------------------------------------------------------------------------
                             Performance Comparison

            COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT
         BISHOP STREET HAWAII MUNICIPAL BOND FUND INSTITUTIONAL CLASS OR
              CLASS A,VERSUS THE LEHMAN MUNICIPAL BOND INDEX, THE
       CONSUMER PRICE INDEX, AND THE LIPPER HAWAII MUNICIPAL DEBT AVERAGE


[LINE GRAPH OMITTED] PLOT POINTS AS FOLLOWS:


                         BISHOP STREET       BISHOP STREET       LEHMAN                  LIPPER              CONSUMER
                         HAWAII MUNICIPAL    HAWAII MUNICIPAL    BROTHERS                HAWAII              PRICE
                         BOND FUND           BOND FUND           MUNICIPAL               MUNICIPAL           INDEX
                         INSTITUTIONAL       SYNTHETIC           BOND                    DEBT FUNDS
                         CLASS++             CLASS A++           INDEX                   AVERAGE

2/28/95                  10,000               9,575              10,000                  10,000              10,000
6/95                     10,288               9,851              10,304                  10,359              10,100
12/95                    10,941              10,476              11,005                  11,097              10,191
6/96                     10,849              10,388              10,893                  11,047              10,376
12/96                    11,401              10,916              11,420                  11,589              10,522
6/97                     11,722              11,224              11,727                  11,961              10,606
12/97                    12,373              11,847              12,362                  12,656              10,712
6/98                     12,661              12,123              12,647                  12,997              10,787
12/98                    13,097              12,540              13,070                  13,478              10,884
6/99                     12,921              12,362              12,865                  13,356              11,004

++ Account value if you reinvested income and capital gains.

                          Average Annual Total Returns


      SIX        ONE      ANNUALIZED    ANNUALIZED
     MONTH      YEAR        3 YEAR       INCEPTION
    RETURN     RETURN       RETURN        TO DATE
----------------------------------------------------
    -1.34%      2.05%       6.00%         6.05%      Institutional Class*
----------------------------------------------------
    -1.42%+     1.97%+      5.97%+        6.02%+     Class A**
----------------------------------------------------
    -5.63%+    -2.34%+      4.44%+        4.99%+     Class A, with load
----------------------------------------------------
 *Commenced operations on 02/15/95.
**Commenced operations on 06/14/99.
 +Synthetic, not actual.

Bishop Street Funds

Hawaii Municipal Bond Fund                                           (UNAUDITED)
--------------------------------------------------------------------------------



                                                     Top Ten Holdings

                                                                     Percentage
                                              Coupon     Maturity        of
                                               Rate        Date      Investments
--------------------------------------------------------------------------------
  1. Honolulu Wast-Water Revenue Bond           5.25%   Jul. 01, 2018    6.2%
--------------------------------------------------------------------------------
  2. Honolulu Hawaii City &County               5.00%   Jul. 01, 2019    3.8%
--------------------------------------------------------------------------------
  3. Hawaii State Airports Sys Revenue Bond     7.00%   Jul. 01, 2020    3.5%
--------------------------------------------------------------------------------
  4. Honolulu Hawaii City &Country              5.13%   Jul. 01, 2011    3.0%
--------------------------------------------------------------------------------
  5. Commonwealth of Puerto Rico,               6.50%   Jul. 01, 2013    2.9%
--------------------------------------------------------------------------------
  6. Hawaii State Airports Sys Revenue Bond     5.75%   Jul. 01, 2009    2.7%
--------------------------------------------------------------------------------
  7. Hawaii Budget &Fin/Queens Health Sys       6.00%   Jul. 01, 2020    2.6%
--------------------------------------------------------------------------------
  8. Honolulu Board of Water Supply             5.80%   Jul. 01, 2016    2.6%
--------------------------------------------------------------------------------
  9. Hawaii Housing Fin &Develop/Single Family  5.55%   Jul. 01, 2007    2.6%
--------------------------------------------------------------------------------
 10. Hawaii Budget &FIn/Sr. Francis Med Ctr.    6.50%   Jul. 01, 2022    2.5%
--------------------------------------------------------------------------------

                             Statement of Net Assets

       Face                                                              Market
      Amount                                                              Value
       (000)                                                              (000)
      -------                                                            -------


                            MUNICIPAL BONDS -- 94.1%
HAWAII -- 86.1%
               County, GO, MBIA Insured
     $  250    6.850%, 12/01/02                                           $  252
               County, Ser A, GO, FGIC Insured
        400    5.550%, 05/01/09                                              418
        450    5.600%, 05/01/12                                              468
        190    5.600%, 05/01/13                                              198
               Department of Budget & Finance,
               Hawaiian Electric, RB, MBIA Insured
        760    6.200%, 05/01/26                                              810
               Department of Budget & Finance,
               Queens Health Systems, Ser A, RB
        250    5.875%, 07/01/11                                              260
      1,000    6.000%, 07/01/20                                            1,039
               Department of Budget & Finance,
               Special Purpose Mortgage, Kaiser
               Permanente Project, Ser A, RB
        300    6.500%, 03/01/11                                              312
               Department of Budget & Finance,
               Special Purpose Mortgage, Hawaii
               Electric Incorporated Project, Ser A, RB, MBIA Insured
        590    6.600%, 01/01/25                                              639
               Department of Budget & Finance, Special Purpose Mortgage,
               Hawaiian Electric Company, Ser A, RB, MBIA Insured
        370    4.950%, 04/01/12                                              364


                                             Semi-Annual Report -- June 30, 1999

Hawaii Municipal Bond Fund                                           (UNAUDITED)
--------------------------------------------------------------------------------

        Face                                                              Market
       Amount                                                             Value
        (000)                                                             (000)
       -------                                                           -------

                          MUNICIPAL BONDS -- CONTINUED
               Department of Budget & Finance, Special Purpose Mortgage,
               Kapiolani Health Care System Project, RB
     $  760    6.300%, 07/01/08                                           $  807
        250    6.000%, 07/01/11                                              260
        250    6.400%, 07/01/13                                              264
               Department of Budget & Finance, Special Purpose Mortgage,
               St. Francis Medical Center Project, RB, FSA Insured
        930    6.500%, 07/01/22                                              994
               Department of Budget & Finance, Special Purpose Mortgage,
               Wilcox Memorial Hospital Projects, RB
        500    5.500%, 07/01/09                                              503
               Harbor Capital Improvement, RB, MBIA Insured
        500    5.400%, 07/01/09                                              510
        480    7.000%, 07/01/17                                              500
               Harbor Capital Improvement, Ser 1992, RB, FGIC Insured
        225    6.500%, 07/01/19                                              240
               Honolulu City & County Board of Water Supply, RB
        250    5.250%, 07/01/07                                              256
      1,000    5.800%, 07/01/16                                            1,038
               Honolulu City & County Mortgage, Smith Berentia, Ser A, RB,
               FHA & MBIA Insured
        100    7.800%, 07/01/24                                              105
               Honolulu City & County Waipahu Towers Project, Ser A, RB, GNMA
               Collateral
        200    6.900%, 06/20/35                                              210
               Honolulu City & County, GO
        230    6.000%, 12/01/09                                              248
               Honolulu City & County, GO, FGIC Insured
        125    5.500%, 11/01/07                                              131
      1,200    5.125%, 07/01/11                                            1,194
      1,600    5.000%, 07/01/19                                            1,510
               Honolulu City & County, GO, Ser A
         50    5.700%, 04/01/09                                               53
        195    5.700%, 04/01/09                                              205
        150    6.000%, 01/01/10                                              161
               Honolulu City & County, GO, Ser A, MBIA Insured
        135    6.000%, 11/01/10                                              146
        365    6.000%, 11/01/10                                              394
               Honolulu City & County, Waste Water, Junior Ser, FGIC Insured
        415    5.000%, 07/01/23                                              386
               Honolulu Waste-Water RB, FGIC Insured
      1,000    5.250%, 07/01/17                                              980

Bishop Street Funds
                                       22

Hawaii Municipal Bond Fund                                           (UNAUDITED)
--------------------------------------------------------------------------------



                             Statement of Net Assets
                                   (CONTINUED)

        Face                                                              Market
       Amount                                                             Value
        (000)                                                             (000)
       -------                                                           -------
                          MUNICIPAL BONDS -- CONTINUED
     $2,500    5.250%, 07/01/18                                          $ 2,441
               Kapolei, Hawaii, COP, AMBAC Insured
        500    5.000%, 05/01/18                                              474
               Kauai County, Ser B, GO, AMBAC Insured
        285    5.750%, 08/01/06                                              302
               Kauai County, Ser B, GO, MBIA Insured
        120    5.050%, 08/01/12                                              118
        260    5.900%, 02/01/13                                              271
        155    5.100%, 08/01/13                                              152
        165    5.150%, 08/01/14                                              162
        175    5.200%, 08/01/15                                              172
               Maui County, Board of Water Supply, Ser A, RB, FGIC Insured
        520    6.000%, 12/01/01                                              542
               Maui County, GO, FGIC Insured
        615    5.100%, 03/01/19                                              588
               Maui County, GO, MBIA Insured
        250    5.750%, 06/01/13                                              263
               Maui County, Refunding GO, FGIC Insured
        290    5.125%, 12/15/10                                              290
               Maui County, Ser A, GO, FGIC Insured
        500    5.200%, 09/01/12                                              499
        200    5.000%, 03/01/13                                              195
        100    5.125%, 03/01/14                                               98
               State Airport Systems, RB, FGIC Insured
        300    7.200%, 07/01/00                                              310
      1,300    7.000%, 07/01/20                                            1,381
               State Airport Systems, Ser 2, RB
         60    6.900%, 07/01/12                                               68
               State Airport Systems, Ser 3, RB, AMBAC Insured
      1,000    5.750%, 07/01/09                                            1,050
               State Certificate of Participation, AMBAC Insured
        500    5.000%, 05/01/16                                              479
      1,000    5.000%, 05/01/17                                              953
               State GO, FGIC Insured
        500    5.250%, 03/01/17                                              491
               State GO, MBIA Insured
        500    5.250%, 04/01/13                                              499
               State GO, Ser CM, FGIC Insured
        500    6.000%, 12/01/09                                              541
               State GO, Ser CN, FGIC Insured
        500    5.500%, 03/01/14                                              509


                                             Semi-Annual Report -- June 30, 1999

Hawaii Municipal Bond Fund                                           (UNAUDITED)
--------------------------------------------------------------------------------


                             Statement of Net Assets
                                   (CONTINUED)

        Face                                                              Market
       Amount                                                             Value
        (000)                                                             (000)
       -------                                                           -------

                          MUNICIPAL BONDS -- CONTINUED
               State GO, Ser CO, FGIC Insured
    $   200    6.000%, 09/01/05                                          $   215
               State Harbor Capital Improvement, RB, FGIC Insured
        305    6.200%, 07/01/08                                              328
               State Highway Project, RB
        375    5.250%, 07/01/10                                              379
        510    5.000%, 07/01/11                                              502
        500    5.250%, 07/01/12                                              500
               State Highway RB, FGIC Insured
        500    5.250%, 07/01/15                                              494
        405    5.000%, 07/01/16                                              387
               State Housing, Finance & Development Corporation,
               Affordable Rental Housing Program, Ser 1995 A, RB
        350    6.000%, 07/01/15                                              359
        750    6.050%, 07/01/22                                              768
               State Housing, Finance & Development Corporation, Single
               Family Mortgage Purchase, RB
      1,005    5.550%, 07/01/07                                            1,024
               State Housing, Finance & Development Corporation, Single
               Family Mortgage Purchase, RB, AMT, Ser A, FNMA Collateral
        250    5.250%, 07/01/13                                              244
               State Housing, Finance & Development Corporation,
               University of Hawaii Faculty Housing Project, RB,
               AMBAC Insured
        700    5.650%, 10/01/16                                              720
                                                                         -------
                                                                          34,623
                                                                         -------
PUERTO RICO -- 6.9%
               Commonwealth Highway & Transportation Authority, Ser Z,
               RB, FSA Insured
        500    6.000%, 07/01/18                                              546
               Commonwealth of Puerto Rico, GO, MBIA Insured
      1,000    6.500%, 07/01/13                                            1,145
               Commonwealth of Puerto Rico, Public Improvements,
               GO, MBIA Insured
        350    4.875%, 07/01/23                                              327
               Housing, Banking & Finance Agency, Single
               Family Mortgage, Affordable
               Housing Mortgage Portfolio I, RB, GNMA/FNMA/FHLMC Collateral
        200    6.100%, 10/01/15                                              205
               Industrial Tourist Educational Medical Environmental
               Control Facilities
               Hospital Auxilio Muto Obligation Group, RB, MBIA Insured
        300    6.250%, 07/01/24                                              324
               Industrial Tourist Educational Medical Environmental
               Control Facilities
               Inter American University, Ser A, MBIA Insured
        250    5.000%, 10/01/22                                              237
                                                                         -------
                                                                           2,784
                                                                         -------


Bishop Street Funds

Hawaii Municipal Bond Fund                                           (UNAUDITED)
--------------------------------------------------------------------------------



                             Statement of Net Assets
                                   (CONCLUDED)

        Face                                                             Market
    Amount/Shares                                                         Value
        (000)                                                             (000)
       -------                                                           -------

                          MUNICIPAL BONDS -- CONTINUED
GUAM -- 1.1%
               Guam Power Authority, Ser A, RB, AMBAC Insured
     $  400    6.375%, 10/01/08                                          $   434
                                                                         -------
               TOTAL MUNICIPAL BONDS (Cost $37,792)                       37,841
                                                                         -------
                            CASH EQUIVALENTS -- 4.0%
        530    Dreyfus Tax Exempt Cash Management Fund                       530
      1,094    SEI Institutional Tax Free Fund                             1,094
                                                                         -------
               TOTAL CASH EQUIVALENTS (Cost $1,624)                        1,624
                                                                         -------
TOTAL INVESTMENTS (Cost $39,416) -- 98.1%                                 39,465
                                                                         -------
OTHER ASSETS AND LIABILITIES, NET -- 1.9%                                    746
                                                                         -------
                                   NET ASSETS:
FundShares of Institutional Class
   (unlimited authorization -- no par value)
    based on 3,826,363 outstanding shares of beneficial interest          39,612
FundShares of Class A (unlimited authorization -- no par value)           47,608
    based on outstanding shares of beneficial interest                       493
Undistributed Net Investment Income                                           28
Accumulated net realized gain on investments                                  29
Net unrealized appreciation on investments                                    49
                                                                         -------
TOTAL NET ASSETS -- 100.0%                                               $40,211
                                                                         =======

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE --
    INSTITUTIONAL CLASS                                                   $10.38
                                                                         -------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE -- CLASS A                 $10.37
                                                                         -------
MAXIMUM OFFERING PRICE PER SHARE -- CLASS A ($10.37 / 95.75%)             $10.83
                                                                         -------

AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
AMT -- ALTERNATIVE MINIMUM TAX
COP -- CERTIFICATE OF PARTICIPATION
FGIC -- FEDERAL GUARANTY INSURANCE CORPORATION
FHA -- FEDERAL HOUSING AUTHORITY
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA -- FINANCIAL SECURITY ASSURANCE
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
RB -- REVENUE BOND
SER -- SERIES

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                             Semi-Annual Report -- June 30, 1999

                                  BISHOP STREET
               INVESTMENT ADVISER'S REPORT & MANAGEMENT DISCUSSION
                                      FUNDS

Money Market & Treasury Money Market Funds
--------------------------------------------------------------------------------

INVESTMENT ADVISER'S REPORT:

The six month period ending June 30, 1999 saw a continuation of the eight year long economic expansion, propelled by strong U.S. domestic demand within a low inflationary environment. Buoyed by the strong employment environment, solid wage gains and growing net worth created by continued positive equity returns, consumer spending remains the strongest driver of the domestic economy. Productivity gains have continued to thwart an advance in wage pressures that would have historically been expected with such a low level of unemployment. While the momentum of the U.S. economy remains positive, the global situation has rebounded from the dire straits of last year. With little evidence of a slowdown coming in the U.S. and improving situation globally, the Fed raised the Fed Funds rate by 25 basis points in a preemptive effort to slow the economy. The rate hike is also an attempt to undo some of the 75 basis point rate reduction implemented last year to provide liquidity during the financial crisis.

MANAGEMENT DISCUSSION & ANALYSIS OF FUND PERFORMANCE:

During the six months we shortened the average maturity of both the Money & Analysis Market Fund and Treasury Money Market Fund to respond quickly in the rising interest rate environment. In anticipation of the Fed's move to raise the short term rate, we wanted to have ample liquidity to invest at the higher rates so we allowed the maturity of each Fund to generally roll down over the period. As of June 30th, the weighted average maturity was 28 days and 44 days for the Treasury and Money Market Fund, respectively.

A growing concern in the markets is the effect that Y2K issues will have on funding around the year-end period. While normal year-end uncertainties have always caused liquidity constraints and afforded investment opportunities, turn of the century issues will cause this year's situation to be far more extreme. Institutions such as the Investment Company Institute (ICI) and the Bond Market Association have issued Y2K policy statements and have asked for a curtailment of issuance around the turn of the year. We are already seeing issuers trying to secure funding into next year in both fixed and floating rate securities.


Bishop Street Funds

                          [Bishop Street Logo Omitted]

We anticipate that the dealer community will be less willing to provide liquidity and will pare down their inventories in both corporate and government holdings over year-end. This should add to the liquidity squeeze, resulting in both a widening of the bid/ask spread on securities (much like the credit crisis of last year), and downward pressure on repo rates. Similar to last year's crisis when the market had limited liquidity options, we expect to be forced to build liquidity into the portfolios, by holding more repo and overnight positions and limiting the exposure to less liquid issuers.

The prospect of continued healthy economic activity raises the likelihood of additional rate hikes in the months ahead. In this environment we tend to keep average maturities short and maintain needed liquidity, but will look for opportunities to invest into next year when the market prices in additional rate hikes and a premium for year end pressures. We continue to favor floating rate securities indexed to LIBOR, a market determined rate which we feel will incorporate market fears around Year 2000 and provide superior returns compared to other indices in the months ahead.

                                             Semi-Annual Report -- June 30, 1999

Money Market Fund                                                    (UNAUDITED)
--------------------------------------------------------------------------------

                             Statement of Net Assets

        Face
       Amount                                                             Value
        (000)                                                             (000)
       -------                                                           -------


                            COMMERCIAL PAPER -- 56.8%
ASSET BACKED -- 18.3%
               Apreco
    $ 2,800    4.820%, 08/16/99                                          $ 2,783
               Corporate Asset Funding
      9,000    5.300%, 07/21/99                                            8,973
               Corporate Receivables
      8,000    4.820%, 07/26/99                                            7,973
               Park Avenue Receivables
      7,500    4.820%, 10/18/99                                            7,390
               Prefco
      7,385    4.870%, 07/13/99                                            7,373
               Riverwoods Funding
      9,000    5.090%, 07/20/99                                            8,976
               Variable Funding Capital
      9,000    5.560%, 07/01/99                                            9,000
                                                                         -------
                                                                          52,468
                                                                         -------
BROKERAGE -- 3.2%
               Goldman Sachs Group
      9,000    5.500%, 07/01/99                                            9,000
                                                                         -------
COMMUNICATIONS EQUIPMENT -- 2.8%
               Motorola Credit
      8,000    4.800%, 07/06/99                                            7,995
                                                                         -------
DRUGS -- 3.1%
               Zeneca Wilmington
      9,000    4.810%, 07/21/99                                            8,976
                                                                         -------
FINANCE COMPANY -- 2.8%
               Island Finance Puerto Rico
      8,000    4.800%, 08/05/99                                            7,963
                                                                         -------
FINANCIAL SERVICES -- 2.8%
               Prudential Funding
      8,000    4.790%, 10/07/99                                            7,896
                                                                         -------
HOUSEHOLD PRODUCTS -- 2.4%
               Gillette
      7,000    5.700%, 07/01/99                                            7,000
                                                                         -------

ELECTRIC LIGHTING & EQUIPMENT -- 6.3%
               Electricite de France
      9,000    5.750%, 07/01/99                                            9,000
               Hubbell
      9,000    5.550%, 07/01/99                                            9,000
                                                                         -------
                                                                          18,000
                                                                         -------
MISCELLANEOUS BUSINESS SERVICES -- 2.6%
               Halifax PLC
      7,500    4.800%, 10/01/99                                            7,408
                                                                         -------

Bishop Street Funds

Money Market Fund                                                    (UNAUDITED)
--------------------------------------------------------------------------------



                             Statement of Net Assets
                                   (CONTINUED)

        Face
       Amount                                                             Value
        (000)                                                             (000)
       -------                                                           -------


                          COMMERCIAL PAPER -- CONTINUED
MORTGAGE LENDER -- 2.1%
               Countrywide Home Loans
   $  5,925    5.810%, 07/01/99                                         $  5,925
                                                                        --------
PETROLEUM & FUEL PRODUCTS -- 3.1%
               BP America
      9,000    5.700%, 07/01/99                                            9,000
                                                                        --------
PETROLEUM REFINING -- 2.4%
               Shell Oil
      7,000    5.700%, 07/01/99                                            7,000
                                                                        --------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 2.8%
               Xerox Capital (Europe), PLC
      5,000    5.250%, 07/08/99                                            4,995
      3,011    4.720%, 07/14/99                                            3,006
                                                                        --------
                                                                           8,001
                                                                        --------
SPIRITS, FOOD & BREWERY -- 2.1%
               Diageo PLC
      6,100    4.820%, 09/13/99                                            6,040
                                                                        --------
               TOTAL COMMERCIAL PAPER (Cost $162,672)                    162,672
                                                                        --------

                          FLOATING RATE NOTES -- 20.8%
               All-State Corporation GISA (A)
      3,000    5.234%, 09/28/99                                            3,000
               American Express Centurion Bank (A)
      7,000    4.939%, 07/16/99                                            7,000
               Asset-Backed Security Investment Trust 97-E 144A (A) (B)
      5,000    4.988%, 08/15/99                                            5,000
               General Electric Capital (A) MTN
      6,000    4.945%, 05/03/00                                            6,000
               Key Bank
      8,000    5.140%, 09/16/99                                            7,999
               Monumental Life Insurance (A)
     10,000    5.100%, 09/28/99                                           10,000
               National Rural (A)
      4,000    5.177%, 06/26/00                                            3,998
               PNC Bank
      2,500    4.810%, 07/01/99                                            2,500
               Travelers Insurance Co. (A)
      6,000    5.129%, 05/31/00                                            6,000
               US Bank - Minnesota
      8,000    5.070%, 08/31/99                                            8,000
                                                                        --------
               TOTAL FLOATING RATE NOTES (Cost $59,497)                   59,497
                                                                        --------

                                             Semi-Annual Report -- June 30, 1999

Money Market Fund                                                    (UNAUDITED)
--------------------------------------------------------------------------------

                             Statement of Net Assets
                                   (CONCLUDED)

        Face
       Amount                                                           Value
        (000)                                                           (000)
       -------                                                         -------


                   CERTIFICATES OF DEPOSIT/BANK NOTES -- 9.3%
               Bank of Scotland
    $ 5,500    5.725%, 07/03/00                                        $  5,498
               Chase Manhattan DE
      5,000    5.685%, 08/03/99                                           5,000
               Royal Bank of Canada
      4,000    5.700%, 07/03/00                                           3,998
               Societe Generale NY
      8,000    4.980%, 02/01/00                                           7,996
               Westpac Banking
      4,000    5.030%, 02/07/00                                           3,999
                                                                       --------
               TOTAL CERTIFICATES OF DEPOSIT/BANK NOTES (Cost $26,491)   26,491
                                                                       --------

                         REPURCHASE AGREEMENTS -- 16.6%
               J.P. Morgan, 5.00%, dated 06/30/99, matures 07/01/99,
               repurchase price $42,005,833 (collateralized by FNMA
               Bond, total par value $46,333,187, 6.00%, 02/01/2029:
     42,000     total market value $ 42,840,001)                         42,000

               Lehman Brothers Inc., 4.90%, dated 06/30/99,
               matures 07/01/99, repurchase price $5,640,768
               (collateralized by various FNMA bonds, par value
               $7,075,000, 6.21% - 6.50%, 05/01/05 - 04/01/2026: total
      5,640    market value $5,754,703)                                   5,640
                                                                       --------
               TOTAL REPURCHASE AGREEMENTS (COST $47,640)                47,640
                                                                       --------
TOTAL INVESTMENTS (COST $296,300)-- 103.5%                              296,300
                                                                       --------
OTHER ASSETS AND LIABILITIES, NET -- (3.5%)                              (9,921)
                                                                       --------

                                   NET ASSETS:
Fund Shares (unlimited authorization -- no par value)
    based on 286,377,263 outstanding shares
    of beneficial interest                                              286,377
Accumulated net realized gain on investments                                  2
                                                                       --------
TOTAL NET ASSETS -- 100.0%                                             $286,379
                                                                       ========
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE                                                       $1.00
                                                                       --------

(A) FLOATING RATE SECURITY--THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JUNE 30, 1999. THE MATURITY DATE SHOWN IS THE NEXT SCHEDULED RESET DATE.
(B) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXCEPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT
    OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS." THIS SECURITY HAS BEEN DETERMINED TO BE LIQUID UNDER GUIDELINES ESTABLISHED BY THE BOARD OF DIRECTORS
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GISA -- GUARANTEED INDEX SEPARATE ACCOUNT
MTN -- MEDIUM TERM NOTE

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Bishop Street Funds

Treasury Money Market Fund                                           (UNAUDITED)
--------------------------------------------------------------------------------



                             Statement of Net Assets

       Face
      Amount                                                              Value
       (000)                                                              (000)
      -------                                                            -------


                       U.S. TREASURY OBLIGATIONS -- 14.1%
               U.S. Treasury Bill
    $ 1,000    4.769%, 11/12/99 (A)                                     $    983
               U.S. Treasury Notes
      5,000    5.875%, 11/15/99                                            5,020
      5,000    7.875%, 11/15/99                                            5,057
     10,000    5.625%, 11/30/99                                           10,035
     10,000    5.625%, 12/31/99                                           10,043
     12,000    5.875%, 02/15/00                                           12,080
      7,000    6.875%, 03/31/00                                            7,097
                                                                        --------
               TOTAL U.S. TREASURY OBLIGATIONS (Cost $50,315)             50,315
                                                                        --------

                         REPURCHASE AGREEMENTS -- 86.1%
               BZW, 4.85%, dated 06/30/99, matures 07/01/99,
               repurchase price $61,008,218 (collateralized by
               U.S. Treasury Bond, total par value $62,904,000, 6.125%,
     61,000    11/15/27: total market value $62,220,878)                  61,000

               First Boston, 4.90%, dated 06/30/99, matures 07/01/99,
               repurchase price $50,006,806 (collateralized by
               U.S. Treasury Bill, total par value $53,455,000, 0.00%,
     50,000    05/25/00: total market value $51,115,274)                  50,000

               Goldman Sachs, 4.85%, dated 06/30/99, matures 07/01/99,
               repurchase price $80,210,805 (collateralized by
               U.S. Treasury Note, total par value  $83,601,000, 5.625%,
     80,200    05/15/08: total market value $81,804,853)                  80,200

               Lehman Brothers, 4.85%, dated 06/30/99, matures 07/01/99,
               repurchase price $37,004,985 (collateralized by U.S.
               Treasury STRIPS, total par value $75,100,000, 0.00%,
     37,000    05/15/2010: total market value $38,174,067)                37,000

               Morgan Stanley Dean Witter, 4.65%, dated 06/30/99,
               matures 0701/99, repurchase price $45,005,813
               (collateralized by U.S. Treasury Note, par value
               $44,620,000, 8.00%, matures 08/15/99: total market value
     45,000    $46,131,469)                                               45,000

               Paribas Capital Markets, 4.83%, dated 06/30/99,
               matures 07/01/99, repurchase price $34,984,693
               (collateralized by U.S. Treasury Note, total par value $34,486,000, 6.25%, matures 02/15/07:
     34,980     total market value $35,645,437)                           34,980
                                                                        --------
               TOTAL REPURCHASE AGREEMENTS (Cost $308,180)               308,180
                                                                        --------

                                             Semi-Annual Report -- June 30, 1999

Treasury Money Market Fund                                           (UNAUDITED)
--------------------------------------------------------------------------------

                             Statement of Net Assets
                                   (CONCLUDED)


                                                                         Value
                                                                         (000)
                                                                        -------

Total Investments (Cost $358,495) -- 100.2%                            $358,495
                                                                       --------
Other Assets and Liabilities, Net -- (0.2%)                                (720)
                                                                       --------

                                   NET ASSETS:
Fund Shares (unlimited authorization -- no par value)
    based on 357,784,935 outstanding
    shares of beneficial interest                                       357,784
Undistributed net investment income                                          14
Accumulated net realized loss on investments                                (23)
                                                                       --------
TOTAL NET ASSETS -- 100.0%                                             $357,775
                                                                       ========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE               $   1.00
                                                                       --------

STRIPS -- SEPARATE TRADING OF REGISTERED INTEREST AND PRINCIPAL OF SECURITIES.
(A) REPRESENTS THE YIELD TO MATURITY.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


Bishop Street Funds

Bishop Street Funds                                                  (UNAUDITED)
--------------------------------------------------------------------------------

                       Statement of Assets and Liabilities
                             HIGH GRADE INCOME FUND
                                 AS OF 06/30/99
                                 (IN THOUSANDS)



-------------------------------------------------------------------------------
ASSETS:
   Investments at value (cost $24,691)                                 $ 23,727
   Income Receivable                                                        433
   Investment Securities Sold                                             1,080
   Capital Shares Sold                                                    5,314
   Other Assets                                                              52
-------------------------------------------------------------------------------
          TOTAL ASSETS                                                   30,606
===============================================================================
LIABILITIES:
   Distributions Payable                                                    101
   Payable for Investment Securities Purchased                            1,014
   Accrued Expenses Payable                                                  30
-------------------------------------------------------------------------------
     TOTAL LIABILITIES                                                    1,145
-------------------------------------------------------------------------------
          TOTAL NET ASSETS                                              $29,461
===============================================================================
NET ASSETS:
   Fund Shares of Institutional Class
      (unlimited authorization -- no par value)
      based on 3,011,936 outstanding shares of beneficial interest       29,962
   Fund Shares of Class A (unlimited authorization --
      no par value) based on 11 outstanding shares of
      beneficial interest                                                    --
   Accumulated net realized gain on investments                             463
   Net unrealized depreciation on investments                              (964)
-------------------------------------------------------------------------------
          TOTAL NET ASSETS -- 100.0%                                    $29,461
===============================================================================

NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE -- INSTITUTIONAL CLASS                              $  9.78
-------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE -- CLASS A                                          $  9.78
--------------------------------------------------------------------------------
MAXIMUM OFFERING PRICE PER SHARE -- CLASS A ($9.78 / 95.25%)            $ 10.27
--------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                             Semi-Annual Report -- June 30, 1999

Bishop Street Funds                                                  (UNAUDITED)
--------------------------------------------------------------------------------

                            Statements of Operations
                        FOR THE SIX MONTHS ENDED 06/30/99
                                 (IN THOUSANDS)

                                                    High      Hawaii            Treasury
                                                    Grade    Municipal   Money    Money
                                         Equity    Income      Bond     Market   Market
                                          Fund      Fund       Fund      Fund     Fund
----------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest Income                      $  130       $707      $968   $7,012    $7,605
   Dividend Income                         541         --        --       --        --
----------------------------------------------------------------------------------------
   Total Investment Income                 671        707       968    7,012     7,605
----------------------------------------------------------------------------------------
EXPENSES:
   Investment Adviser Fee                  404         67        66      415       473
   Investment Adviser Fee Waiver            (2)       (18)      (57)     (36)     (191)
   Management Fee                          110         25        38      277       315
   Management Fee Waiver                   (44)       (10)      (28)    (111)     (126)
   Shareholder Servicing Fee               137         30        47      346       394
   Shareholder Servicing Fee Waiver        (82)       (18)      (28)    (208)     (236)
   Custody Fees                             18          6        14       10        14
   Amortization of Deferred
      Organizational Costs                   3          3         3        3         3
   Other Expenses                            3         13        22       (4)       48
----------------------------------------------------------------------------------------
           Total Expenses                  547         98        77      692       694
----------------------------------------------------------------------------------------
   Net Investment Income                   124        609       891    6,320     6,911
----------------------------------------------------------------------------------------
Net Realized Gain on Investments         8,471        165        12        8        12
Change in Unrealized Appreciation/
   (Depreciation) on Investments         3,269     (1,756)   (1,452)      --        --
----------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss)
   on Investments                       11,740     (1,591)   (1,440)       8        12
----------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
   Resulting from Operations           $11,864      ($982)    ($549)  $6,328    $6,923
========================================================================================

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0. THE

ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Bishop Street Funds

Bishop Street Funds                                                  (UNAUDITED)
--------------------------------------------------------------------------------


                                            Statements of Changes in Net Assets
                                                      (IN THOUSANDS)



                                                        Equity Fund              High Grade Income Fund
---------------------------------------------------------------------------------------------------------
                                                 01/01/99 to    01/01/98 to    01/01/99 to    01/01/98 to
                                                  06/30/99      12/31/98        06/30/99       12/31/98
---------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net Investment Income                           $    124      $     304       $   609        $  1,342
   Net Realized Gain on Investments                   8,471          4,270           165             655
   Change in Unrealized Appreciation
     (Depreciation) on Investments                    3,269         18,838        (1,756)            252
--------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Resulting
     From Operations                                 11,864         23,412          (982)          2,249
--------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income
     Institutional Class Shares                        (124)          (304)         (609)         (1,342)
     Class A Shares (1)                                  --             --            --              --
   Capital Gains
     Institutional Class Shares                          --         (3,962)           --            (391)
     Class A Shares (1)                                  --             --            --              --
--------------------------------------------------------------------------------------------------------
        Total Distributions                            (124)        (4,266)         (609)         (1,733)
--------------------------------------------------------------------------------------------------------
Changes in Net Assets                                11,740         19,146        (1,591)            516
--------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   Institutional Class Shares
     Proceeds from Shares Issued                      6,726          8,970         7,255           1,225
     Reinvestments of Cash Distributions                144          4,234           675           1,615
     Cost of Shares Redeemed                           (308)          (500)       (1,779)         (4,697)
--------------------------------------------------------------------------------------------------------
        Total Institutional Class Capital
            Share Transactions                        6,562         12,704         6,151          (1,857)
--------------------------------------------------------------------------------------------------------
   Class A Shares (1)
     Proceeds from Shares Issued                          6             --            --              --
     Reinvestments of Cash Distributions                 --             --            --              --
     Cost of Shares Redeemed                             --             --            --              --
--------------------------------------------------------------------------------------------------------
        Total Class A Capital Share Transactions          6             --            --              --
--------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
   From Capital Share Transactions                    6,568         12,704         6,151          (1,857)
--------------------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets           18,308         31,850         4,560          (1,341)
--------------------------------------------------------------------------------------------------------
NET ASSETS:
        Beginning of Period                         101,817         69,967        24,901          26,242
--------------------------------------------------------------------------------------------------------
         End of Period                             $129,125       $101,817       $29,461         $24,901
========================================================================================================

CAPITAL SHARE TRANSACTIONS:
   Institutional Class Shares
     Shares Issued                                      419            605           733             118
     Shares Issued in Lieu of Cash Distributions          9            296            67             155
     Shares Redeemed                                    (19)           (38)         (175)           (452)
--------------------------------------------------------------------------------------------------------
        Total Institutional Class Capital
            Share Transactions                          409            863           625            (179)
--------------------------------------------------------------------------------------------------------
   Class A Shares (1)
     Shares Issued                                       --             --            --              --
     Shares Issued in Lieu of Cash Distributions         --             --            --              --
     Shares Redeemed                                     --             --            --              --
--------------------------------------------------------------------------------------------------------
         Total Class A Capital Share Transactions        --             --            --              --
--------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Capital Shares               409            863           625            (179)
========================================================================================================

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

(1) COMMENCED OPERATIONS ON JUNE 14, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



                                             Semi-Annual Report -- June 30, 1999

Bishop Street Funds                                                  (UNAUDITED)
--------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                                 (IN THOUSANDS)


                                                                     Hawaii Municipal
                                                                         Bond Fund
-------------------------------------------------------------------------------------------
                                                                    01/01/99     01/01/98
                                                                   to 06/30/99  to 12/31/98
-------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net Investment Income                                              $  891      $ 1,503
   Net Realized Gain on Investments                                       12           78
   Change in Unrealized Appreciation (Depreciation) on Investments    (1,452)         206
-------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets Resulting From Operations             (549)       1,787
-------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income:
     Institutional Class Shares                                         (891)      (1,503)
     Class A Shares (1)                                                   --           --
   Capital Gains:
     Institutional Class Shares                                           --           --
     Class A Shares (1)                                                   --           --
-------------------------------------------------------------------------------------------
         Total Distributions                                            (891)      (1,503)
-------------------------------------------------------------------------------------------
Change in Net Assets                                                  (1,440)         284
-------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   Institutional Class Shares:
     Proceeds from Shares Issued                                       8,517       10,520
     Reinvestments of Cash Distributions                                 462          705
     Cost of Shares Redeemed                                          (3,572)      (4,763)
-------------------------------------------------------------------------------------------
         Total Institutional Class Capital Share Transactions          5,407        6,462
-------------------------------------------------------------------------------------------
   Class A Shares: (1)
     Proceeds from Shares Issued                                         493           --
     Reinvestments of Cash Distributions                                  --           --
     Cost of Shares Redeemed                                              --           --
-------------------------------------------------------------------------------------------
         Total Class A Capital Share Transactions                        493           --
-------------------------------------------------------------------------------------------
Net Increase in Net Assets From Capital Share Transactions             5,900        6,462
-------------------------------------------------------------------------------------------
   Total Increase in Net Assets                                        4,460        6,746
-------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of Period                                                35,751       29,005
-------------------------------------------------------------------------------------------
   End of Period                                                     $40,211      $35,751
===========================================================================================
CAPITAL SHARE TRANSACTIONS:
   Institutional Class Shares:
     Shares Issued                                                       797          984
     Shares Issued in Lieu of Cash Distributions                          43           63
     Shares Redeemed                                                    (334)        (445)
-------------------------------------------------------------------------------------------
         Total Institutional Class Capital Share Transactions            506          602
-------------------------------------------------------------------------------------------
   Class A Shares: (1)
     Shares Issued                                                        48           --
     Shares Issued in Lieu of Cash Distributions                          --           --
     Shares Redeemed                                                      --           --
-------------------------------------------------------------------------------------------
         Total Class A Capital Share Transactions                         48           --
-------------------------------------------------------------------------------------------
Net Increase in Capital Shares                                           554          602
===========================================================================================

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

(1) COMMENCED OPERATIONS ON JUNE 14, 1999.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


Bishop Street Funds

Bishop Street Funds                                                  (UNAUDITED)
--------------------------------------------------------------------------------
                       Statements of Changes in Net Assets

                                 (IN THOUSANDS)



                                                                                     Treasury
                                                     Money Market                  Money Market
                                                        Fund                          Fund
------------------------------------------------------------------------------------------------------
                                               01/01/99       01/01/98        01/01/99       01/01/98
                                              to 06/30/99    to 12/31/98    to 06/30/99    to 12/31/98
------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net Investment Income                        $ 6,320       $  13,120      $   6,911      $  16,063
     Net Realized Gain (Loss) on Investments          8              25             12              2
------------------------------------------------------------------------------------------------------
Increase in Net Assets Resulting From
     Operations                                   6,328          13,145          6,923         16,065
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income:
     Institutional Class Shares                  (6,321)        (13,120)        (6,911)       (16,061)
   Capital Gains:
     Institutional Class Shares                       --             --             --             --
------------------------------------------------------------------------------------------------------
         Total Distributions                     (6,321)        (13,120)        (6,911)       (16,061)
------------------------------------------------------------------------------------------------------
Changes in Net Assets                                 7              25             12              4
------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: ALL AT $1.00 PER SHARE:
   Institutional Class Shares:
     Proceeds from Shares Issued                323,931         709,477        644,187      1,801,697
     Reinvestments of Cash Distributions            170             214              3             --
     Cost of Shares Redeemed                   (306,047)       (688,069)      (586,271)    (1,775,776)
------------------------------------------------------------------------------------------------------
         Total Institutional Class Capital Share
           Transactions                          18,054          21,622         57,919         25,921
------------------------------------------------------------------------------------------------------
Net Increase in Net Assets
   From Capital Share Transactions               18,054          21,622         57,919         25,921
------------------------------------------------------------------------------------------------------
   Total Increase in Net Assets                  18,061          21,647         57,931         25,925
------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of Period                          268,318         246,671        299,844        273,919
------------------------------------------------------------------------------------------------------
   End of Period                               $286,379       $ 268,318      $ 357,775      $ 299,844
======================================================================================================

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                   Semi-Annual Report -- June 30, 1999

Bishop Street Funds
--------------------------------------------------------------------------------

Financial Highlights
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED JUNE 30, 1999 (UNAUDITED) AND THE PERIODS ENDED DECEMBER 31,

                             Investment Activities            Distributions from
                       ------------------------------------   -------------------
                                                   Net
                           Net                   Realized                              Net
                          Asset                     and                               Asset
                         Value,        Net       Unrealized       Net                Value,
                        Beginning  Investment  Gain (Loss) on  Investment  Capital   End of
                        of Period    Income     Investments      Income     Gains    Period
-----------------------------------------------------------------------------------------------------

EQUITY FUND
-----------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES:
1999:                   $15.28       $0.01        $ 1.70        $(0.01)   $   --      $16.98
1998:                   $12.06       $0.05        $ 3.88        $(0.05)   $(0.66)     $15.28
1997(1):                $10.00       $0.08        $ 2.06        $(0.08)       --      $12.06
CLASS A SHARES:
1999(2):                $15.74       $ --         $ 1.25        $   --    $   --      $16.99
-----------------------------------------------------------------------------------------------------
HIGH GRADEINCOME FUND
-----------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES:
1999:                   $10.43       $0.25        $(0.65)       $(0.25)   $   --      $ 9.78
1998:                   $10.23       $0.54        $ 0.37        $(0.54)   $(0.17)     $10.43
1997(1):                $10.00       $0.51        $ 0.26        $(0.51)   $(0.03)     $10.23
CLASS A SHARES:
1999(2):                $ 9.69       $ --         $ 0.09        $   --    $   --      $ 9.78
----------------------------------------------------------------------------------------------------
HAWAII MUNICIPAL BOND FUND
----------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES:
1999:                   $10.77       $0.25        $(0.39)       $(0.25)   $   --      $10.38
1998:                   $10.67       $0.51        $ 0.10        $(0.51)       --      $10.77
1997:                   $10.34       $0.53        $ 0.33        $(0.53)       --      $10.67
1996:                   $10.47       $0.55        $(0.12)       $(0.55)   $(0.01)     $10.34
1995(3):                $10.00       $0.45        $ 0.47        $(0.45)       --      $10.47
CLASS A SHARES:
1999(2):                $10.42       $0.01        $(0.05)       $(0.01)   $   --      $10.37
----------------------------------------------------------------------------------------------------
MONEY MARKET FUND
----------------------------------------------------------------------------------------------------
1999:                   $ 1.00       $0.02        $   --        $(0.02)   $   --      $ 1.00
1998:                   $ 1.00       $0.05            --        $(0.05)       --      $ 1.00
1997:                   $ 1.00       $0.05            --        $(0.05)       --      $ 1.00
1996:                   $ 1.00       $0.05            --        $(0.05)       --      $ 1.00
1995(4):                $ 1.00       $0.05            --        $(0.05)       --      $ 1.00
---------------------------------------------------------------------------------------------------
TREASURY MONEY MARKET FUND
---------------------------------------------------------------------------------------------------
1999:                   $ 1.00       $0.02        $   --        $(0.02)   $   --      $ 1.00
1998:                   $ 1.00       $0.05            --        $(0.05)       --      $ 1.00
1997:                   $ 1.00       $0.05            --        $(0.05)       --      $ 1.00
1996(5):                $ 1.00       $0.03            --        $(0.03)       --      $ 1.00







                                                                                     Ratio of
                                                           Ratio of                Net Investment
                                             Ratio of    Expenses to    Ratio of     Income to
                                     Net     Expenses      Average         Net        Average
                                   Assets,      to       Net Assets    Investment    Net Assets
                                   End of     Average   Excluding Fee   Income to   Excluding Fee  Portfolio
                         Total     Period       Net      Waivers and     Average     Waivers and   Turnover
                        Return      (000)     Assets   Reimbursements  Net Assets  Reimbursements    Rate
---------------------------------------------------------------------------------------------------------------
EQUITY FUND
---------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES:
1999:                   11.24%+   $120,119     1.00%*       1.23%*        0.24%*       (0.01)%*       37%
1998:                   33.05%    $101,817     1.00%        1.32%         0.38%         0.06%         41%
1997(1):                21.52%+   $ 69,967     0.99%*       1.39%*        0.83%*        0.43%*        30%
CLASS A SHARES:
1999(2):                11.24%+   $      6     1.25%*       1.48%*       (0.01)%*      (0.26)%*       37%
---------------------------------------------------------------------------------------------------------------
HIGH GRADEINCOME FUND
---------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES:
1999:                   (3.89)%+  $ 29,461     0.80%*       1.18%*        4.97%*        4.59%*        30%
1998:                    9.09%    $ 24,901     0.80%        1.21%         5.21%         4.80%         98%
1997(1):                 7.94%+   $ 26,242     0.80%*       1.30%*        5.58%*        5.08%*        32%
CLASS A SHARES:
1999(2):                (4.10)%+  $     --     1.05%*       1.43%*        4.72%*        4.34%*        30%
---------------------------------------------------------------------------------------------------------------
HAWAII MUNICIPAL BOND FUND
---------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES:
1999:                   (1.34)%+  $ 39,717     0.41%*       1.01%*        4.72%*        4.12%*         3%
1998:                    5.84%    $ 35,751     0.41%        1.01%         4.74%         4.14%         21%
1997:                    8.52%    $ 29,005     0.34%        0.99%         5.05%         4.40%         29%
1996:                    4.21%    $ 15,408     0.21%        0.85%         5.33%         4.68%         27%
1995(3):                 10.91%++ $  9,411     0.27%*       1.10%*        5.24%*        4.40%*        68%
CLASS A SHARES:
1999(2):                 (1.42)%+ $    494     0.66%*       1.26%*        4.47%*        3.87%*         3%
---------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------
1999:                    2.29%+   $286,379     0.50%*       0.76%*        4.57%*        4.31%*       n/a
1998:                    5.26%    $268,318     0.50%        0.81%         5.12%         4.81%        n/a
1997:                    5.29%    $246,671     0.51%        0.85%         5.18%         4.84%        n/a
1996:                    5.12%    $274,125     0.49%        0.60%         5.01%         4.90%        n/a
1995(4):                 5.67%++  $305,120     0.50%*       0.66%*        5.50%*        5.34%*       n/a
---------------------------------------------------------------------------------------------------------------
TREASURY MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------
1999:                    2.19%+   $357,775     0.44%*       0.79%*        4.38%*        4.03%*       n/a
1998:                    5.10%    $299,844     0.44%        0.84%         4.98%         4.58%        n/a
1997:                    5.22%    $273,919     0.43%        0.86%         5.11%         4.68%        n/a
1996(5):                 5.08%++  $180,201     0.42%*       0.65%*        4.96%*        4.74%*       n/a

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. ++ TOTAL RETURN HAS BEEN ANNUALIZED.
*  ANNUALIZED.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
(1) COMMENCED OPERATIONS ON JANUARY 31, 1997.
(2) COMMENCED OPERATIONS ON JUNE 14, 1999.
(3) COMMENCED OPERATIONS ON FEBRUARY 15, 1995.
(4) COMMENCED OPERATIONS ON JANUARY 30, 1995.
(5) COMMENCED OPERATIONS ON MAY 1, 1996.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Bishop Street Funds

                                                                            Semi-Annual Report -- June 30, 1999

                                     38 & 39

Bishop Street Funds
--------------------------------------------------------------------------------

                                               Notes to Financial Statements

1. Organization
   The Bishop Street Funds (the "Trust") are registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Bishop Street Funds consist of a series of five funds (the "Funds") which includes the Equity Fund, High Grade Income Fund, Hawaii Municipal Bond Fund, Money Market Fund and the Treasury Money Market Fund. Effective July 20, 1997 the Retail Class B for the Hawaii Municipal Bond Fund and Money Market Fund was closed. All Retail Class B shareholders were exchanged into the Institutional Class for the equivalent number of shares of that class. On June 14, 1999, Class A Shares commenced operations. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies.

2. Significant Accounting Policies
   The following is a summary of significant accounting policies followed by the Trust.
SECURITY VALUATION
   Bishop Street Fund investments in equity securities which are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sale price on the principal exchange on which they are traded on valuation date, other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity which are actively traded are valued by an independent pricing service at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Restricted securities for which quotations are not readily available are valued at fair value using methods determined in good faith under general Trustee supervision.
   Investment securities held by the Money Market and Treasury Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

SECURITY TRANSACTIONS AND INVESTMENT INCOME
   Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold adjusted for the accretion and amortization of the purchase discounts and premiums during the respective holding periods.
Interest income is recorded on the accrual basis.

DISCOUNTS AND PREMIUMS
   Discounts and premiums are accreted or amortized over the life of each security and are recorded as interest income for each of the Funds using a method which approximates the effective interest method.

Bishop Street Funds

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS
   Securities pledged as collateral for Repurchase Agreements are held by the custodian bank until the respective agreements mature. The Funds may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank until the maturity of the repurchase agreement. Provisions of repurchase agreements and procedures adopted by the Adviser ensure that the market value of the collateral is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

EXPENSES
   Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net assets.

DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net investment income are declared daily and paid on a monthly basis for the High Grade Income Fund, Hawaii Municipal Bond Fund, the Money Market Fund and the Treasury Money Market Fund. The Equity Fund declares and pays such dividends on a quarterly basis. Any net realized capital gains will be distributed at least annually for all Funds.

FEDERAL INCOME TAXES
   It is each Fund's intention to qualify as a regulated investment company for Federal income tax purposes and to distribute a majority of its taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required. the timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations that may differ from generally accepted accounting principles. These differences relate primarily to paydowns on asset-backed securities and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain
(loss) on investment transactions for a reporting period may differ from distributions during such period. Accordingly, the Funds may periodically make reclassifications among certain capital accounts without impacting the net asset value of the Funds.

ORGANIZATION COSTS
   Organization costs have been capitalized by the Funds and are being amortized over sixty months commencing with operations. In the event any of the initial shares are redeemed by any holder thereof during the period that the fund is amortizing its organization costs, the redemption proceeds payable to the holder thereof prior to the end of the amortization period, the proceeds will be reduced by the unamortized organization costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of the redemption.



                                             Semi-Annual Report -- June 30, 1999


Bishop Street Funds
--------------------------------------------------------------------------------

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS
   The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

3. Investment Advisory Agreement
   Investment advisory services are provided to the Funds by First Hawaiian Bank (the "Adviser"). The Adviser is entitled to receive an annual fee of 0.74% of the average daily net assets of the Equity Fund, 0.55% of the average daily net assets of the High Grade Income Fund, 0.35% of the average daily net assets of the Hawaii Municipal Bond Fund, and .30% of the Money Market and Treasury Money Market Funds. The Adviser may from time to time waive a portion of its fee in order to limit the operating expenses of a Fund.
   Wellington Management Company, LLP (the "Sub-Adviser") serves as the investment sub-adviser for the Money Market Fund and the Treasury Money Market Fund (collectively, the "Money Market Funds"), pursuant to a sub-adviser agreement. The Sub-Adviser is entitled to receive from the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.075% of the average daily net assets of the Money Market Funds up to $500 million and 0.020% of the average daily net assets of the Money Market Funds in excess of $500 million.

4. Administrative, Transfer Agent and Distribution Services
   Pursuant to an administration agreement dated January 27, 1995, (the "Agreement") SEI Investments Mutual Funds Services ("SEI"), a wholly owned subsidiary of SEI Investments Company, acts as the Trust's Administrator. Under the terms of the Agreement, SEI is entitled to receive an annual fee of 0.20% of the average daily net assets of each Fund. SEI has voluntarily agreed to waive a portion of its fee in order to limit operating expenses.
   Pursuant to an agreement dated January 30, 1995, DST Systems, Inc. ("DST") acts as the Transfer Agent of the Trust. As such, DST provides transfer agency, dividend disbursing and shareholder services to the Trust.
   SEI Investments Distribution Co. ("SEI Investments"), a wholly owned subsidiary of SEI Investments Company, acts as the Trust's Distributor pursuant to a distribution agreement dated January 27, 1995. The Funds have adopted a Distribution Plan on behalf of Class A Shares pursuant to rule 12b-1 under the Investment Company Act of 1940. The Plan provides that Class A Shares will bear the cost of their distribution expenses. The Distributor,

Bishop Street Funds

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

   as compensation for its services under the Plan, receives a distribution fee, computed daily and payable monthly, of 0.25% of the average daily net assets attributable to each Fund's Class A Shares.
   The Trust has adopted and entered into a shareholder service plan and agreement with SEI Investments. Each Fund pays to SEI Investments a shareholder servicing fee at an annual rate of 0.25% of the average daily net asset value of all shares of each fund, which is computed daily and paid monthly. SEI Investments has voluntarily agreed to waive a portion of its fee in order to limit operating expenses.
   Certain officers of the Trust are also officers of the Administrator. Such officers are paid no fees by the Trust.

5. Investment Transactions
      The cost of security purchases and the proceeds from the sale of securities, other than temporary cash investments for the period ended June 30, 1999 are presented below for the Funds.

      FUND INVESTMENT TRANSACTIONS (000)



                                     EQUITY      HIGH GRADE     HAWAII MUNICIPAL
                                      FUND       INCOME FUND       BOND FUND
                                    ---------  -------------   -----------------
Purchases
  U.S. Government Securities        $  --         $7,723           $  --
  Other                              51,107          501            6,170

Sales
  U.S. Government Securities           --         4,001               --
  Other                              38,214       3,237             1,114


                                     EQUITY      HIGH GRADE     HAWAII MUNICIPAL
                                      FUND       INCOME FUND       BOND FUND
                                    ---------  -------------   -----------------
Gross Unrealized Appreciation        $35,904      $    86           $  634

Gross Unrealized Depreciation         (1,855)      (1,050)            (585)
                                    --------      -------           ------
Net Unrealized Appreciation/
   (Depreciation)                    $34,049      $  (964)          $   49
                                    ========      =======           ======

                                             Semi-Annual Report -- June 30, 1999

Bishop Street Funds
--------------------------------------------------------------------------------

6. Concentration of Credit Risk
      The Hawaii Municipal Bond Fund invests primarily in debt instruments in the state of Hawaii. The issuers' ability to meet their obligations may be affected by economic developments in that state. At June 30, 1999, the percentage of the Fund investments by each revenue source was as follows:

                                                         HAWAII MUNICIPAL
                                                             BOND FUND
                                                       --------------------
                 Cash Equivalents                               4
                 Education Bonds                                2
                 General Obligation Bonds                      31
                 Hospital Bonds                                12
                 Housing Bonds                                  8
                 Transportation Bonds                          18
                 Utility Bonds                                 20
                 Public Facility Bonds                          5
                                                       --------------------
                                                              100%
                                                       ====================

      The ratings of long-term debt holdings as a percentage of total value of long-term debt investments at June 30, 1999 are as follows:

                 STANDARD &                              HAWAII MUNICIPAL
                 POOR'S RATING                               BOND FUND
                 -------------                           ----------------
                 AAA                                            76
                 AA                                             16
                 A                                               4
                 BBB+                                            1
                 Not Rated                                       3
                                                         ----------------
                                                               100%
                                                         ================

Bishop Street Funds

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

7. Shareholder Voting Results
      At a shareholder meeting held on March 31, 1999, the shareholders of the Bishop Street High Grade Income Fund, Hawaii Municipal Bond Fund, Equity Fund, Money Market Fund, and Treasury Money Market Fund Voted: (1) to elect a new Board of Trustees; (2) to approve an Investment Advisory Agreement between First Hawaiian Bank and the Trust; and (3) to approve an Investment Sub-Advisory Agreement between Wellington Management Company, LLP and First Hawaiian Bank, relating to the Money Market Fund and the Treasury Money Market Fund. The results of the voting were as follows:



Proposal 1        To elect a new Board of Trustees.

PORTFOLIO                 % OF VOTED    % OF TOTAL    % OF VOTED      % OF TOTAL
                              FOR           FOR        WITHHELD        WITHHELD
High Grade
Income Fund

  Martin Anderson           100.00%       97.38%         0.00%           0.00%
  Charles E. Carlbom        100.00%       97.38%         0.00%           0.00%
  Philip H. Ching           100.00%       97.38%         0.00%           0.00%
  James L. Huffman          100.00%       97.38%         0.00%           0.00%
  Shunichi Kimura           100.00%       97.38%         0.00%           0.00%
  Robert A. Nesher          100.00%       97.38%         0.00%           0.00%
  William S. Richardson     100.00%       97.38%         0.00%           0.00%
  Peter F. Sansevero        100.00%       97.38%         0.00%           0.00%
  Manual R. Sylvester       100.00%       97.38%         0.00%           0.00%
  Joyce S. Tsunoda          100.00%       97.38%         0.00%           0.00%

Hawaii Municipal
Bond Fund

  Martin Anderson           99.63%        80.18%         0.37%           0.30%
  Charles E. Carlbom        99.63%        80.18%         0.37%           0.30%
  Philip H. Ching           99.63%        80.18%         0.37%           0.30%
  James L. Huffman          99.63%        80.18%         0.37%           0.30%
  Shunichi Kimura           99.63%        80.18%         0.37%           0.30%
  Robert A. Nesher          99.63%        80.18%         0.37%           0.30%
  William S. Richardson     99.63%        80.18%         0.37%           0.30%
  Peter F. Sansevero        99.63%        80.18%         0.37%           0.30%
  Manual R. Sylvester       99.63%        80.18%         0.37%           0.30%
  Joyce S. Tsunoda          99.63%        80.18%         0.37%           0.30%

                                            Semi-Annual Report --  June 30, 1999

Bishop Street Funds
--------------------------------------------------------------------------------

Proposal 1        To elect a new Board of Trustees. (CONTINUED)

PORTFOLIO                 % OF VOTED   % OF TOTAL     % OF VOTED      % OF TOTAL
                              FOR          FOR         WITHHELD        WITHHELD
Equity Fund

  Martin Anderson           100.00%       89.21%         0.00%           0.00%
  Charles E. Carlbom        100.00%       89.21%         0.00%           0.00%
  Philip H. Ching           100.00%       89.21%         0.00%           0.00%
  James L. Huffman          100.00%       89.21%         0.00%           0.00%
  Shunichi Kimura           100.00%       89.21%         0.00%           0.00%
  Robert A. Nesher          100.00%       89.21%         0.00%           0.00%
  William S. Richardson     100.00%       89.21%         0.00%           0.00%
  Peter F. Sansevero        100.00%       89.21%         0.00%           0.00%
  Manual R. Sylvester       100.00%       89.21%         0.00%           0.00%
  Joyce S. Tsunoda          100.00%       89.21%         0.00%           0.00%

  Money Market Fund

  Martin Anderson           99.75%        77.15%         0.25%           0.19%
  Charles E. Carlbom        99.77%        77.17%         0.23%           0.18%
  Philip H. Ching           99.78%        77.18%         0.22%           0.17%
  James L. Huffman          99.78%        77.18%         0.22%           0.17%
  Shunichi Kimura           99.89%        77.26%         0.11%           0.09%
  Robert A. Nesher          99.89%        77.26%         0.11%           0.09%
  William S. Richardson     99.89%        77.26%         0.11%           0.09%
  Peter F. Sansevero        99.89%        77.26%         0.11%           0.09%
  Manual R. Sylvester       99.89%        77.26%         0.11%           0.08%
  Joyce S. Tsunoda          99.89%        77.26%         0.11%           0.08%

Treasury Money
Market Fund

  Martin Anderson           100.00%       57.01%         0.00%           0.00%
  Charles E. Carlbom        100.00%       57.01%         0.00%           0.00%
  Philip H. Ching           100.00%       57.01%         0.00%           0.00%
  James L. Huffman          100.00%       57.01%         0.00%           0.00%
  Shunichi Kimura           100.00%       57.01%         0.00%           0.00%
  Robert A. Nesher          100.00%       57.01%         0.00%           0.00%
  William S. Richardson     100.00%       57.01%         0.00%           0.00%
  Peter F. Sansevero        100.00%       57.01%         0.00%           0.00%
  Manual R. Sylvester       100.00%       57.01%         0.00%           0.00%
  Joyce S. Tsunoda          100.00%       57.01%         0.00%           0.00%

Bishop Street Funds

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

Proposal 2 To approve an Investment Advisory Agreement between First Hawaiian
           Bank and the Trust.

High Grade Income Fund

  For          2,338,128   100.00% of shares voted  97.38% of shares outstanding
  Against              0     0.00% of shares voted   0.00% of shares outstanding
  Abstain              0     0.00% of shares voted   0.00% of shares outstanding

Hawaii Municipal Bond Fund
  For          2,647,152    99.01% of shares voted  79.69% of shares outstanding
  Against              0     0.00% of shares voted   0.00% of shares outstanding
  Abstain         26,580     0.99% of shares voted   0.80% of shares outstanding

Equity Fund

  For          5,946,974    99.98% of shares voted  89.19% of shares outstanding
  Against            466     0.01% of shares voted   0.01% of shares outstanding
  Abstain            810     0.01% of shares voted   0.01% of shares outstanding

Money Market Fund

  For        210,960,070    99.91% of shares voted  77.27% of shares outstanding
  Against              0     0.00% of shares voted   0.00% of shares outstanding
  Abstain        196,363     0.09% of shares voted   0.07% of shares outstanding

Treasury Money Market Fund

  For        158,667,490    99.99% of shares voted  57.01% of shares outstanding
  Against              0     0.00% of shares voted   0.00% of shares outstanding
  Abstain          8,000     0.01% of shares voted   0.00% of shares outstanding

                                            Semi-Annual Report --  June 30, 1999

Bishop Street Funds
--------------------------------------------------------------------------------

Proposal 3 To approve an Investment Sub-Advisory Agreement between Wellington Management Company, LLP and First Hawaiian Bank, relating to the Money Market Fund and the Treasury Money Market Fund.

Money Market Fund

  For        210,695,517    99.78% of shares voted  77.18% of shares outstanding
  Against              0     0.00% of shares voted   0.00% of shares outstanding
  Abstain        460,917     0.22% of shares voted   0.17% of shares outstanding

Treasury Money Market Fund

  For        158,667,490    99.99% of shares voted  57.01% of shares outstanding
  Against              0     0.00% of shares voted   0.00% of shares outstanding
  Abstain          8,000     0.01% of shares voted   0.00% of shares outstanding

Bishop Street Funds

                                 Investment Team

                      [picture of investment team omitted]

                  BISHOP STREET FUNDS' INVESTMENT TEAM (LEFT TO RIGHT):
     MICHAEL MASUDA, VICE-PRESIDENT; JENNY CARIAS,ASSISTANT VICE-PRESIDENT;
         LORI FOO, COMPLIANCE OFFICER; LOU LEVITAS, PORTFOLIO MANAGER;
                        TONY GOO, SENIOR VICE-PRESIDENT.

                                             Semi-Annual Report -- June 30, 1999

Bishop Street Funds
--------------------------------------------------------------------------------

                                                     Board of Trustees

[Picture of Martin Anderson Omitted]

MR. MARTIN ANDERSON
PARTNER--Goodsill, Anderson, Quinn & Stifel

[Picture of CHARLES E. CARLBOM Omitted]

MR. CHARLES E. CARLBOM
CHAIRMAN--B.P.I.

[Picture of PHILIP H. CHING Omitted]

MR. PHILIP H. CHING
VICE CHAIRMAN--First Hawaiian Bank
    (through January 1996)

[Picture of JAMES L. HUFFMAN Omitted]

MR. JAMES L. HUFFMAN
DEAN & PROFESSOR--
     Lewis & Clark Law School

[Picture of SHUNICHI KIMURA Omitted]

HONORABLE SHUNICHI KIMURA REGENT--University of Hawaii (1995-1996) JUDGE--State of Hawaii Judiciary (1974-1994) MAYOR--County of Hawaii (1968-1974)
CHAIRMAN & CHIEF EXECUTIVE--County of Hawaii (1964-1968)

Bishop Street Funds

[Picture of ROBERT A. NESHER Omitted]

MR. ROBERT A. NESHER
CHAIRMAN--SEI Mutual Funds

[Picture of WILLIAM S. RICHARDSON Omitted]

HONORABLE WILLIAM S. RICHARDSON
TRUSTEE--Kamehameha Schools Bishop Estate (through 1992) CHIEF JUSTICE--Supreme Court of Hawaii (through 1983) LIEUTENANT GOVERNOR--State of Hawaii (1962-1966)

[Picture of PETER F. SANSEVERO Omitted]

MR. PETER F. SANSEVERO
REGIONAL DIRECTOR OF THE NORTHWESTERN REGION AND FIRST VICE PRESIDENT--
     Merrill Lynch (through 1997)

Picture of MANUEL R. SYLVESTER Omitted]

MR. MANUEL R. SYLVESTER
MANAGING & EXECUTIVE PARTNER--
   Coopers & Lybrand (through 1992)

Picture of JOYCE S. TSUNODA Omitted]

DR. JOYCE S. TSUNODA
SENIOR VICE PRESIDENT & CHANCELLOR
   FOR COMMUNITY COLLEGES--University of Hawaii

                                             Semi-Annual Report -- June 30, 1999

Bishop Street Funds
--------------------------------------------------------------------------------

                                      Notes

Bishop Street Funds

                   [Graphic of Compass on World Map Omitted]

Investment Advisor
First Hawaiian Bank
A Subsidiary of BancWest Corp.
Honolulu, HI 96813

Administrator
SEI Investments Mutual Funds Services
Oaks, PA 19456

Distributor
SEI Investments Distribution Co.
Oaks, PA 19456

Transfer Agent
DST Systems Inc.
Kansas City, MO 64141

Custodian
Chase Manhattan Bank
New York, NY 10041

Legal Counsel
Morgan, Lewis & Bockius LLP
Philadelphia, PA 20036

Auditors
PricewaterhouseCoopers LLP
Philadelphia, PA 19103




                          [Bishop Street Logo Omitted]



       For more information about Bishop Street Funds, Call 1-800-262-9565 or your Investment Specialist

                          [Bishop Street Logo Omitted]

Bishop Street Funds
P.O. Box 3708
Honolulu, HI 96811

This report and the financial statements contained herein are submitted for the general information of Bishop Street Funds' shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Shares of Bishop Street Funds are NOT deposits or obligations of, or guaranteed by First Hawaiian Bank, Bank of the West, or any of its subsidiaries. Such shares are also NOT federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Investment in shares of mutual funds involves risk, including the possible loss of principal. SEI Investments Distribution CO. serves as Distributor for the Bishop Street Funds and is not affiliated with First Hawaiian Bank or Bank of the West.

BSF-F-004-05